UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2021

Item 1.

Reports to Stockholders

Fidelity® GNMA Fund

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Coupon Distribution as of January 31, 2021

% of fund's investments
0.01 - 0.99%	6.5
1 - 1.99%	0.0
2 - 2.99%	7.7
3 - 3.99%	44.5
4 - 4.99%	13.7
5 - 5.99%	4.3
6 - 6.99%	1.0
7 - 7.99%	0.5
8% and above	1.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of January 31, 2021*,**,***
Mortgage Securities	78.0%
CMOs and Other Mortgage Related Securities	18.2%
Short-Term Investments and Net Other Assets (Liabilities)	3.8%

 * GNMA Securities - 84.8%

 ** Futures and Swaps - 19.1%

 *** Written options - (4.6)%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 85.5%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 0.3%
12 month U.S. LIBOR + 1.460% 2.99% 1/1/35 (a)(b)	44	46
12 month U.S. LIBOR + 1.480% 2.476% 7/1/34 (a)(b)	12	13
12 month U.S. LIBOR + 1.530% 3.535% 3/1/36 (a)(b)	44	46
12 month U.S. LIBOR + 1.630% 2.711% 3/1/33 (a)(b)	57	60
12 month U.S. LIBOR + 1.640% 2.726% 6/1/47 (a)(b)	92	97
12 month U.S. LIBOR + 1.660% 2.346% 5/1/35 (a)(b)	149	156
12 month U.S. LIBOR + 1.670% 2.847% 11/1/36 (a)(b)	82	86
12 month U.S. LIBOR + 1.710% 2.673% 8/1/35 (a)(b)	174	183
12 month U.S. LIBOR + 1.890% 3.27% 8/1/35 (a)(b)	92	97
6 month U.S. LIBOR + 1.510% 2.06% 2/1/33 (a)(b)	13	13
6 month U.S. LIBOR + 1.530% 2.41% 12/1/34 (a)(b)	22	23
6 month U.S. LIBOR + 1.530% 2.41% 3/1/35 (a)(b)	26	27
6 month U.S. LIBOR + 1.550% 1.874% 10/1/33 (a)(b)	9	9
6 month U.S. LIBOR + 1.550% 1.9% 9/1/33 (a)(b)	234	242
6 month U.S. LIBOR + 1.560% 2.105% 7/1/35 (a)(b)	15	15
U.S. TREASURY 1 YEAR INDEX + 2.190% 2.83% 7/1/36 (a)(b)	57	60
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (a)(b)	25	26
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.251% 7/1/34 (a)(b)	384	404
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.978% 9/1/34 (a)(b)	233	244
3% 2/1/33 to 3/1/33	3,872	4,124
3.5% 9/1/34 to 10/1/34	6,719	7,272
8.5% 12/1/27	23	26
9.5% 9/1/30	9	11
		13,280
Freddie Mac - 0.4%
12 month U.S. LIBOR + 1.510% 2.015% 11/1/35 (a)(b)	38	40
12 month U.S. LIBOR + 1.600% 2.6% 7/1/35 (a)(b)	48	50
12 month U.S. LIBOR + 1.860% 2.528% 8/1/34 (a)(b)	81	85
12 month U.S. LIBOR + 1.860% 3.614% 4/1/36 (a)(b)	58	61
12 month U.S. LIBOR + 1.960% 2.851% 6/1/33 (a)(b)	333	351
12 month U.S. LIBOR + 2.040% 3.22% 3/1/33 (a)(b)	2	2
6 month U.S. LIBOR + 1.580% 1.83% 12/1/35 (a)(b)	7	7
6 month U.S. LIBOR + 1.840% 2.534% 10/1/36 (a)(b)	211	222
6 month U.S. LIBOR + 1.860% 2.522% 10/1/35 (a)(b)	129	135
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.106% 6/1/33 (a)(b)	164	172
U.S. TREASURY 1 YEAR INDEX + 2.220% 2.724% 12/1/35 (a)(b)	757	800
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.044% 6/1/33 (a)(b)	257	270
U.S. TREASURY 1 YEAR INDEX + 2.420% 3.038% 3/1/35 (a)(b)	566	596
3% 2/1/34 to 4/1/34	11,602	12,288
		15,079
Ginnie Mae - 84.8%
3% 5/15/27 to 9/20/50	955,859	1,009,983
3.7% 10/15/42	5,953	6,479
4% 5/15/44	1,736	1,916
4.5% 7/15/33 to 4/20/47	107,795	121,941
4.75% 7/15/40	704	807
4.875% 9/15/39 to 12/15/39	4,821	5,524
5.09% 4/15/36 to 11/15/36	4,205	4,778
5.15% 2/15/36 to 4/15/36	369	419
5.2% 7/15/36	59	67
5.25% 4/15/36 to 4/15/37	417	475
5.39% 5/15/36	170	195
5.45% 2/15/37	528	610
5.5% 7/20/24 to 2/20/42	6,061	7,011
5.6% 11/15/36	209	244
5.65% 4/15/37	77	89
5.85% 1/15/37	59	70
6.45% 1/15/32 to 8/15/32	191	222
6.5% 7/15/23 to 1/15/39	5,319	6,178
7% 4/15/22 to 9/20/34	10,205	11,709
7.25% 9/15/27	30	34
7.5% 2/15/22 to 9/20/32	3,817	4,348
8% 12/15/21 to 9/15/31	986	1,114
8.5% 9/15/21 to 2/15/31	131	156
9% 6/15/21 to 5/15/30	10	11
2% 2/1/51 (c)	36,700	38,109
2% 2/1/51 (c)	27,400	28,452
2% 2/1/51 (c)	22,700	23,571
2% 2/1/51 (c)	57,000	59,188
2% 2/1/51 (c)	32,900	34,163
2% 3/1/51 (c)	14,850	15,393
2.25% 5/20/50	3,819	3,986
2.375% 5/20/50	1,761	1,843
2.5% 3/15/28 to 12/20/50	112,672	118,914
2.5% 2/1/51 (c)	49,100	51,646
2.5% 2/1/51 (c)	31,400	33,028
2.5% 2/1/51 (c)	23,700	24,929
2.5% 2/1/51 (c)	20,200	21,247
2.625% 5/20/50	7,154	7,507
2.75% 5/20/50	2,718	2,851
3% 2/1/51 (c)	136,250	142,794
3% 2/1/51 (c)	136,350	142,899
3% 2/1/51 (c)	81,550	85,467
3% 3/1/51 (c)	86,000	90,100
3% 3/1/51 (c)	68,750	72,028
3% 3/1/51 (c)	62,050	65,008
3.25% 2/20/41 to 7/20/46	1,856	1,945
3.375% 5/20/50	1,050	1,108
3.5% 9/15/26 to 5/20/50(d)(e)(f)	669,261	726,878
3.74% 7/20/42 to 8/20/42	851	933
3.75% 10/20/41 to 7/20/47	23,374	25,358
4% 2/20/33 to 1/20/50	475,965	523,299
4.25% 1/20/46	482	528
5% 6/20/29 to 7/20/48	77,200	87,176
5.35% 4/20/29 to 12/20/30	6,419	7,086
5.75% 9/20/39 to 9/20/40	9,538	10,996
6% 12/15/23 to 3/15/39	9,100	10,471
7.395% 6/20/25 to 2/20/27	227	251
		3,643,532
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,580,495)		3,671,891

Collateralized Mortgage Obligations - 18.2%
U.S. Government Agency - 18.2%
Fannie Mae:
planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	$506	$539
Series 2016-3 Class IP, 4% 2/25/46 (g)	31,419	5,168
Series 2016-78 Class IO, 3.5% 11/25/46 (g)	8,091	1,178
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 6.07% 10/25/47 (a)(g)(h)	28,679	5,765
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (a)(g)	160	32
Series 339 Class 5, 5.5% 7/25/33 (g)	202	37
Series 343 Class 16, 5.5% 5/25/34 (g)	179	30
Freddie Mac:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	436	522
Series 40 Class K, 6.5% 8/17/24	56	60
sequential payer Series 2204 Class N, 7.5% 12/20/29	750	888
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 6.0735% 8/15/47 (a)(g)(h)	14,947	2,314
Ginnie Mae Series 2011-93 Class SA, 6.660% - 1 month U.S. LIBOR 6.5084% 7/20/41 (a)(g)(h)	11,179	2,709
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5369% 6/16/37 (a)(g)(h)	998	234
Series 2008-51 Class FE, 1 month U.S. LIBOR + 0.750% 0.9031% 6/16/38 (a)(b)	220	224
Series 2008-57 Class AF, 1 month U.S. LIBOR + 0.580% 0.7095% 7/20/38 (a)(b)	652	663
Series 2010-130 Class KF, 1 month U.S. LIBOR + 0.650% 0.8031% 10/16/40 (a)(b)	1,331	1,356
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.6951% 3/20/60 (a)(b)(i)	13,833	13,879
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4755% 7/20/60 (a)(b)(i)	9,234	9,218
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4521% 9/20/60 (a)(b)(i)	11,242	11,216
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4521% 8/20/60 (a)(b)(i)	11,457	11,432
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.5321% 12/20/60 (a)(b)(i)	3,827	3,826
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.6521% 12/20/60 (a)(b)(i)	5,157	5,169
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6521% 2/20/61 (a)(b)(i)	1,812	1,815
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.6421% 2/20/61 (a)(b)(i)	10,518	10,536
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6521% 4/20/61 (a)(b)(i)	4,268	4,279
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.6521% 5/20/61 (a)(b)(i)	6,236	6,251
Class FC, 1 month U.S. LIBOR + 0.500% 0.6521% 5/20/61 (a)(b)(i)	4,933	4,945
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6821% 6/20/61 (a)(b)(i)	6,183	6,201
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7521% 10/20/61 (a)(b)(i)	7,024	7,056
Series 2012-48 Class FA, 1 month U.S. LIBOR + 0.350% 0.5031% 4/16/42 (a)(b)	467	471
Series 2012-76 Class GF 1 month U.S. LIBOR + 0.300% 0.4531% 6/16/42 (a)(b)	535	538
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8521% 11/20/61 (a)(b)(i)	6,708	6,753
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8521% 1/20/62 (a)(b)(i)	4,618	4,648
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7821% 1/20/62 (a)(b)(i)	6,651	6,685
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7821% 3/20/62 (a)(b)(i)	4,175	4,194
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.8021% 5/20/61 (a)(b)(i)	49	49
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 0.6821% 7/20/60 (a)(b)(i)	131	131
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.4321% 5/20/63 (a)(b)(i)	97	97
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.3521% 4/20/63 (a)(b)(i)	58	57
Series 2016-12 Class FA, 1 month U.S. LIBOR + 0.350% 0.4795% 1/20/46 (a)(b)	1,632	1,639
Series 2019-143 Class CF, 1 month U.S. LIBOR + 0.450% 0.5795% 11/20/49 (a)(b)	57,318	57,805
Series 2019-42 Class FK, 1 month U.S. LIBOR + 0.450% 0.5795% 4/20/49 (a)(b)	9,694	9,791
Series 2019-45 Class KF, 1 month U.S. LIBOR + 0.500% 0.6295% 4/20/49 (a)(b)	40,037	40,473
floater planned amortization class:
Series 2020-18 Class GF, 1 month U.S. LIBOR + 0.450% 0.5795% 2/20/50 (a)(b)	23,635	23,831
Series 2020-76 Class KF, 1 month U.S. LIBOR + 0.400% 0.5295% 5/20/50 (a)(b)	58,462	58,801
planned amortization class:
Series 2003-74 Class PZ, 5.5% 8/20/33	4,529	5,125
Series 2004-19 Class DP, 5.5% 3/20/34	9	9
Series 2005-24 Class TC, 5.5% 3/20/35	3,029	3,424
Series 2005-57 Class PB, 5.5% 7/20/35	4,581	5,276
Series 2006-50 Class JC, 5% 6/20/36	1,331	1,430
Series 2010-117 Class E, 3% 10/20/39	2,935	2,965
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.7382% 12/20/40 (a)(h)	4,062	4,824
Series 2010-160 Class MX, 4.5% 8/20/39	1,785	1,806
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	624	48
Series 2015-24 Class PI, 3.5% 2/20/45 (g)	14,877	2,377
Series 2016-69 Class WA, 3% 2/20/46	1,908	2,040
Series 2017-134 Class BA, 2.5% 11/20/46	790	829
Series 2017-139 Class K, 3% 8/20/47	35,213	37,233
Series 2017-153 Class GA, 3% 9/20/47	5,748	6,108
Series 2017-182 Class KA, 3% 10/20/47	4,851	5,148
Series 2018-13 Class Q, 3% 4/20/47	7,068	7,449
sequential payer:
Series 2003-75 Class ZA, 5.5% 9/20/33	1,331	1,528
Series 2004-24 Class ZM, 5% 4/20/34	2,860	3,227
Series 2004-46 Class BZ, 6% 6/20/34	1,687	1,994
Series 2004-86 Class G, 6% 10/20/34	6,273	7,775
Series 2005-26 Class ZA, 5.5% 1/20/35	12,593	14,431
Series 2005-47 Class ZY, 6% 6/20/35	8,810	10,228
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,218
Series 2005-82 Class JV, 5% 6/20/35	2,463	2,794
Series 2006-2 Class Z, 5.5% 1/20/36	5,583	6,404
Series 2010-160 Class DY, 4% 12/20/40	26,854	29,485
Series 2010-168 Class BG, 4% 4/20/40	8,785	9,668
Series 2010-170 Class B, 4% 12/20/40	4,263	4,682
Series 2011-21 Class SB, 9.500% - 1 month U.S. LIBOR 9.1937% 2/16/41 (a)(h)	9,679	11,431
Series 2011-29 Class BV, 5% 5/20/40	9,058	9,250
Series 2011-72 Class SE, 7.420% - 1 month U.S. LIBOR 7.2056% 5/16/41 (a)(h)	17,419	19,761
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 0.8021% 11/20/65 (a)(b)(i)	17	17
Series 2017-139 Class BA, 3% 9/20/47	9,656	10,270
Series 2018-H12 Class HA, 3.25% 8/20/68 (i)	21,087	22,412
Series 2004-32:
Class GS, 6.500% - 1 month U.S. LIBOR 6.3469% 5/16/34 (a)(g)(h)	314	64
Class SG, 6.500% - 1 month U.S. LIBOR 6.3691% 3/20/33 (a)(g)(h)	4,618	842
Series 2004-59 Class SC, 7.200% - 1 month U.S. LIBOR 7.0711% 8/16/34 (a)(g)(h)	1,787	440
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0469% 8/17/34 (a)(g)(h)	562	137
Series 2005-13 Class SA, 6.800% - 1 month U.S. LIBOR 6.6691% 2/20/35 (a)(g)(h)	3,249	711
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,217
Series 2005-82 Class NS, 6.300% - 1 month U.S. LIBOR 6.1691% 7/20/34 (a)(g)(h)	3,297	725
Series 2006-13 Class DS, 11.100% - 1 month U.S. LIBOR 10.9058% 3/20/36 (a)(h)	3,327	4,261
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.2812% 6/16/37 (a)(h)	890	1,655
Series 2009-13 Class E, 4.5% 3/16/39	2,754	3,115
Series 2009-42 Class AY, 5% 6/16/37	1,885	2,129
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.7969% 2/16/40 (a)(g)(h)	2,341	423
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.4751% 5/20/60 (a)(b)(i)	5,860	5,850
Series 2011-52 Class HI, 7% 4/16/41 (g)	454	90
Series 2011-54 Class SA, 6.000% - 1 month U.S. LIBOR 5.8691% 4/20/41 (a)(g)(h)	5,686	1,140
Series 2012-103 Class IL, 3% 8/20/27 (g)	17,460	1,149
Series 2012-64 Class KI, 3.5% 11/20/36 (g)	123	0
Series 2012-75 Class SA, 6.050% - 1 month U.S. LIBOR 5.9191% 6/20/42 (a)(g)(h)	10,120	2,244
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5469% 6/16/42 (a)(g)(h)	1,624	367
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.4922% 4/20/39 (a)(h)	360	378
Class ST, 8.800% - 1 month U.S. LIBOR 8.6255% 8/20/39 (a)(h)	835	859
Series 2013-149 Class MA, 2.5% 5/20/40	28,509	29,628
Series 2013-182 Class IQ, 4.5% 12/16/43 (g)	5,015	898
Series 2013-39 Class GS, 9.500% - 1 month U.S. LIBOR 9.2382% 3/20/41 (a)(h)	23,092	27,181
Series 2014-133 Class IB, 5% 9/20/44 (g)	4,876	901
Series 2014-146 Class EI, 5% 10/20/44 (g)	9,316	1,733
Series 2014-154 Class IO, 5% 10/20/44 (g)	1,881	347
Series 2014-158 Class ID, 5% 10/20/44 (g)	7,988	1,549
Series 2014-178 Class IO, 5% 11/20/44 (g)	11,544	2,137
Series 2014-2 Class BA, 3% 1/20/44	5,913	6,342
Series 2014-21 Class HA, 3% 2/20/44	2,363	2,522
Series 2014-25 Class HC, 3% 2/20/44	3,809	4,101
Series 2014-5 Class A, 3% 1/20/44	3,435	3,665
Series 2015-117 Class KI, 5% 8/20/45 (g)	11,328	2,102
Series 2015-14 Class IO, 5% 10/20/44 (g)	12,844	2,388
Series 2015-79 Class IC, 5% 5/20/45 (g)	6,059	1,136
Series 2015-H21:
Class HZ, 4.3142% 6/20/63 (a)(i)	3,094	3,210
Class JZ, 4.0496% 6/20/65 (a)(i)	1,141	1,190
Series 2016-146 Class AL, 5.8368% 5/20/40 (a)	3,331	3,926
Series 2016-17 Class A, 3% 2/16/46	21,872	23,443
Series 2016-171 Class BI, 5% 10/20/44 (g)	11,363	2,110
Series 2017-186 Class HK, 3% 11/16/45	11,305	12,120
Series 2017-75 Class PT, 5.7389% 4/20/47 (a)	14,497	17,041
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.46% 8/20/66 (a)(b)(i)	18,092	17,917
		781,554
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $760,836)		781,554

Commercial Mortgage Securities - 0.0%
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (a)(g)	381	0
Series 2001-12 Class X, 0.643% 7/16/40 (a)(g)	106	0
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.9346% 9/16/42 (a)(g)	1,687	3
Series 2002-62 Class IO, 1.0835% 8/16/42 (a)(g)	1,667	1
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $6,201)		4
	Shares	Value (000s)

Money Market Funds - 17.7%
Fidelity Cash Central Fund 0.09% (j)
(Cost $761,494)	761,341,277	761,494

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.78% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	50,900	$891
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	19,900	164

TOTAL PUT OPTIONS			1,055

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.78% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	50,900	1,543
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	19,900	1,007

TOTAL CALL OPTIONS			2,550

TOTAL PURCHASED SWAPTIONS
(Cost $4,078)			3,605
TOTAL INVESTMENT IN SECURITIES - 121.5%
(Cost $5,113,104)			5,218,548
NET OTHER ASSETS (LIABILITIES) - (21.5)%			(921,732)
NET ASSETS - 100%			$4,296,816

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
2% 2/1/51	$(18,200)	$(18,899)
2% 2/1/51	(18,000)	(18,691)
2% 2/1/51	(14,850)	(15,420)
2.5% 2/1/51	(41,000)	(43,126)
3% 2/1/51	(86,000)	(90,130)
3% 2/1/51	(68,750)	(72,052)
3% 2/1/51	(62,050)	(65,030)
TOTAL TBA SALE COMMITMENTS
(Proceeds $323,314)		$(323,348)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	10,100	$(385)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.2925% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2032	1/13/22	28,800	(681)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.684% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	58,000	(1,248)

TOTAL PUT SWAPTIONS			(2,314)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of % and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2032	1/13/22	28,800	(670)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	10,100	(172)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.684% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	58,000	(1,565)

TOTAL CALL SWAPTIONS			(2,407)

TOTAL WRITTEN SWAPTIONS			$(4,721)

For the period, the average monthly notional amount at value for written swaptions in the aggregate was $200,233,000.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	52	March 2021	$6,546	$5	$5
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,948	March 2021	403,968	2,346	2,346
CBOT 2-Year U.S. Treasury Note Contracts (United States)	733	March 2021	161,976	(89)	(89)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	280	March 2021	47,241	661	661
Total Sold					2,918
TOTAL FUTURES CONTRACTS					$2,923

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 14.3%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $774,077,000.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2023	$147,805	$74	$0	$74
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2026	49,866	(470)	0	(470)
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2028	3,848	(82)	0	(82)
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2031	8,760	(87)	0	(87)
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2051	4,835	(479)	0	(479)

TOTAL INTEREST RATE SWAPS							$(1,044)	$0	$(1,044)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

For the period, the average monthly notional amount for swaps in the aggregate was $185,836,000.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,111,000.

 (e) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $504,000.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $3,822,000.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$387
Total	$387

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The value, beginning of period, for the Fidelity Cash Central Fund was $663,977. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $921,737 and $824,154, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$3,671,891	$--	$3,671,891	$--
Collateralized Mortgage Obligations	781,554	--	781,554	--
Commercial Mortgage Securities	4	--	4	--
Money Market Funds	761,494	761,494	--	--
Purchased Swaptions	3,605	--	3,605	--
Total Investments in Securities:	$5,218,548	$761,494	$4,457,054	$--
Derivative Instruments:
Assets
Futures Contracts	$3,012	$3,012	$--	$--
Swaps	74	--	74	--
Total Assets	$3,086	$3,012	$74	$--
Liabilities
Futures Contracts	$(89)	$(89)	$--	$--
Swaps	(1,118)	--	(1,118)	--
Written Swaptions	(4,721)	--	(4,721)	--
Total Liabilities	$(5,928)	$(89)	$(5,839)	$--
Total Derivative Instruments:	$(2,842)	$2,923	$(5,765)	$--
Other Financial Instruments:
TBA Sale Commitments	$(323,348)	$--	$(323,348)	$--
Total Other Financial Instruments:	$(323,348)	$--	$(323,348)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$3,012	$(89)
Purchased Swaptions(b)	3,605	0
Swaps(c)	74	(1,118)
Written Swaptions(d)	0	(4,721)
Total Interest Rate Risk	6,691	(5,928)
Total Value of Derivatives	$6,691	$(5,928)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (d) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,351,610)	$4,457,054
Fidelity Central Funds (cost $761,494)	761,494
Total Investment in Securities (cost $5,113,104)		$5,218,548
Receivable for investments sold		65
Receivable for premium on written options		5,182
Receivable for TBA sale commitments		323,314
Receivable for fund shares sold		3,847
Interest receivable		9,403
Distributions receivable from Fidelity Central Funds		55
Receivable for daily variation margin on futures contracts		882
Other receivables		32
Total assets		5,561,328
Liabilities
Payable for investments purchased
Regular delivery	$4,077
Delayed delivery	926,998
TBA sale commitments, at value	323,348
Payable for fund shares redeemed	2,915
Distributions payable	773
Accrued management fee	1,068
Payable for daily variation margin on centrally cleared OTC swaps	38
Written options, at value (premium receivable $5,182)	4,721
Other affiliated payables	542
Other payables and accrued expenses	32
Total liabilities		1,264,512
Net Assets		$4,296,816
Net Assets consist of:
Paid in capital		$4,215,083
Total accumulated earnings (loss)		81,733
Net Assets		$4,296,816
Net Asset Value, offering price and redemption price per share ($4,296,816 ÷ 364,652 shares)		$11.78

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2021 (Unaudited)
Investment Income
Interest		$30,702
Income from Fidelity Central Funds		387
Total income		31,089
Expenses
Management fee	$6,465
Transfer agent fees	2,161
Fund wide operations fee	1,093
Independent trustees' fees and expenses	7
Miscellaneous	5
Total expenses		9,731
Net investment income (loss)		21,358
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,448
Fidelity Central Funds	(8)
Futures contracts	5,338
Swaps	2,102
Written options	(1,675)
Total net realized gain (loss)		27,205
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(35,689)
Fidelity Central Funds	(58)
Futures contracts	9,652
Swaps	(3,958)
Written options	4,502
Delayed delivery commitments	195
Total change in net unrealized appreciation (depreciation)		(25,356)
Net gain (loss)		1,849
Net increase (decrease) in net assets resulting from operations		$23,207

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,358	$83,129
Net realized gain (loss)	27,205	20,117
Change in net unrealized appreciation (depreciation)	(25,356)	88,656
Net increase (decrease) in net assets resulting from operations	23,207	191,902
Distributions to shareholders	(28,180)	(89,664)
Share transactions
Proceeds from sales of shares	471,653	1,123,989
Reinvestment of distributions	25,230	80,217
Cost of shares redeemed	(497,962)	(1,175,971)
Net increase (decrease) in net assets resulting from share transactions	(1,079)	28,235
Total increase (decrease) in net assets	(6,052)	130,473
Net Assets
Beginning of period	4,302,868	4,172,395
End of period	$4,296,816	$4,302,868
Other Information
Shares
Sold	40,006	96,351
Issued in reinvestment of distributions	2,140	6,888
Redeemed	(42,237)	(100,992)
Net increase (decrease)	(91)	2,247

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity GNMA Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.80	$11.51	$11.12	$11.45	$11.70	$11.63
Income from Investment Operations
Net investment income (loss)A	.058	.229	.292	.257	.235	.245
Net realized and unrealized gain (loss)	(.001)B	.307	.371	(.337)	(.215)	.128
Total from investment operations	.057	.536	.663	(.080)	.020	.373
Distributions from net investment income	(.077)	(.246)	(.273)	(.250)	(.224)	(.244)
Distributions from net realized gain	–	–	–	–	(.041)	(.059)
Distributions from tax return of capital	–	–	–	–	(.005)	–
Total distributions	(.077)	(.246)	(.273)	(.250)	(.270)	(.303)
Net asset value, end of period	$11.78	$11.80	$11.51	$11.12	$11.45	$11.70
Total ReturnC,D	.48%	4.71%	6.04%	(.71)%	.19%	3.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.98%G	1.96%	2.60%	2.28%	2.04%	2.11%
Supplemental Data
Net assets, end of period (in millions)	$4,297	$4,303	$4,172	$4,321	$5,216	$6,375
Portfolio turnover rateH	592%G	561%	420%	252%	270%	304%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity GNMA Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity GNMA Fund	$32

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$127,617
Gross unrealized depreciation	(19,873)
Net unrealized appreciation (depreciation)	$107,744
Tax cost	$5,113,145

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(36,160)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$5,338	$9,652
Purchased Options	(470)	(2,106)
Swaps	2,102	(3,958)
Written Options	(1,675)	4,502
Totals	$5,295	$8,090

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity GNMA Fund	2,579,873	2,599,520

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest, taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .05% of average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity GNMA Fund	$4

During the period, there were no borrowings on this line of credit.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity GNMA Fund	.45%
Actual		$1,000.00	$1,004.80	$2.27
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity GNMA Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity GNMA Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2019.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

MOG-SANN-0321
1.930529.109

Fidelity Managed Retirement Income Fund℠
Fidelity Managed Retirement 2010 Fund℠
Fidelity Managed Retirement 2015 Fund℠
Fidelity Managed Retirement 2020 Fund℠
Fidelity Managed Retirement 2025 Fund℠
Fidelity Managed Retirement 2030 Fund℠

Semi-Annual Report

January 31, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Fidelity Managed Retirement Income Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2010 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2015 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2020 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2025 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2030 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Managed Retirement Income Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2021

% of fund's net assets
Fidelity Series Inflation-Protected Bond Index Fund	12.0
Fidelity Series Treasury Bill Index Fund	11.8
Fidelity Series Investment Grade Bond Fund	11.6
Fidelity Series Government Bond Index Fund	10.4
Fidelity Series Corporate Bond Fund	8.6
Fidelity Series Government Money Market Fund 0.11%	8.4
Fidelity Series Investment Grade Securitized Fund	8.0
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Short-Term Credit Fund	3.7
Fidelity Series Commodity Strategy Fund	2.5
83.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	8.8%
International Equity Funds	12.2%
Bond Funds	55.1%
Short-Term Funds	23.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement Income Fund℠

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 8.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	14,590	$247,597
Fidelity Series Commodity Strategy Fund (a)	94,484	445,019
Fidelity Series Large Cap Growth Index Fund (a)	10,123	157,102
Fidelity Series Large Cap Stock Fund (a)	10,540	172,648
Fidelity Series Large Cap Value Index Fund (a)	25,442	333,034
Fidelity Series Small Cap Opportunities Fund (a)	5,141	82,977
Fidelity Series Value Discovery Fund (a)	8,603	122,931
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,404,131)		1,561,308

International Equity Funds - 12.2%
Fidelity Series Canada Fund (a)	7,361	83,400
Fidelity Series Emerging Markets Fund (a)	10,805	127,829
Fidelity Series Emerging Markets Opportunities Fund (a)	43,943	1,130,652
Fidelity Series International Growth Fund (a)	12,364	215,998
Fidelity Series International Index Fund (a)	8,055	89,817
Fidelity Series International Small Cap Fund (a)	4,019	81,225
Fidelity Series International Value Fund (a)	21,886	216,231
Fidelity Series Overseas Fund (a)	17,938	216,148
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,676,370)		2,161,300

Bond Funds - 55.1%
Fidelity Series Corporate Bond Fund (a)	135,585	1,529,404
Fidelity Series Emerging Markets Debt Fund (a)	10,269	96,527
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,056	32,603
Fidelity Series Floating Rate High Income Fund (a)	2,049	18,747
Fidelity Series Government Bond Index Fund (a)	170,567	1,848,951
Fidelity Series High Income Fund (a)	11,813	110,927
Fidelity Series Inflation-Protected Bond Index Fund (a)	197,291	2,130,742
Fidelity Series International Credit Fund (a)	867	8,827
Fidelity Series Investment Grade Bond Fund (a)	173,833	2,058,187
Fidelity Series Investment Grade Securitized Fund (a)	135,689	1,419,303
Fidelity Series Long-Term Treasury Bond Index Fund (a)	49,690	439,262
Fidelity Series Real Estate Income Fund (a)	6,483	68,590
TOTAL BOND FUNDS
(Cost $9,312,407)		9,762,070

Short-Term Funds - 23.9%
Fidelity Series Government Money Market Fund 0.11% (a)(b)	1,489,452	1,489,452
Fidelity Series Short-Term Credit Fund (a)	63,613	650,764
Fidelity Series Treasury Bill Index Fund (a)	209,567	2,095,674
TOTAL SHORT-TERM FUNDS
(Cost $4,219,966)		4,235,890
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $16,612,874)		17,720,568
NET OTHER ASSETS (LIABILITIES) - 0.0%		(428)
NET ASSETS - 100%		$17,720,140

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$217,859	$149,400	$103,899	$79,089	$3,974	$(19,737)	$247,597
Fidelity Series Canada Fund	74,503	21,443	22,275	1,800	520	9,209	83,400
Fidelity Series Commodity Strategy Fund	384,476	92,293	94,723	1,895	2,205	60,768	445,019
Fidelity Series Corporate Bond Fund	1,347,592	395,195	190,823	36,238	62	(22,622)	1,529,404
Fidelity Series Emerging Markets Debt Fund	102,922	21,301	30,113	2,652	(1,555)	3,972	96,527
Fidelity Series Emerging Markets Debt Local Currency Fund	--	35,030	3,920	202	77	1,416	32,603
Fidelity Series Emerging Markets Fund	107,769	27,663	37,187	1,770	2,108	27,476	127,829
Fidelity Series Emerging Markets Opportunities Fund	983,193	274,184	368,154	33,998	32,087	209,342	1,130,652
Fidelity Series Floating Rate High Income Fund	21,209	5,313	8,803	528	(176)	1,204	18,747
Fidelity Series Government Bond Index Fund	1,594,418	529,140	192,244	37,702	(1,681)	(80,682)	1,848,951
Fidelity Series Government Money Market Fund 0.11%	885,768	1,063,114	459,430	866	--	--	1,489,452
Fidelity Series High Income Fund	112,680	27,725	32,371	3,528	56	2,837	110,927
Fidelity Series Inflation-Protected Bond Index Fund	1,843,704	465,579	217,372	25,711	314	38,517	2,130,742
Fidelity Series International Credit Fund	8,567	436	--	457	--	(197)	8,827
Fidelity Series International Growth Fund	197,477	84,235	61,298	31,913	1,054	(5,470)	215,998
Fidelity Series International Index Fund	81,082	20,566	24,544	1,779	934	11,779	89,817
Fidelity Series International Small Cap Fund	66,266	15,416	14,659	681	702	13,500	81,225
Fidelity Series International Value Fund	196,856	54,706	68,163	6,239	970	31,862	216,231
Fidelity Series Investment Grade Bond Fund	1,778,370	583,808	227,507	94,891	(1,609)	(74,875)	2,058,187
Fidelity Series Investment Grade Securitized Fund	1,202,552	390,770	148,780	34,047	(589)	(24,650)	1,419,303
Fidelity Series Large Cap Growth Index Fund	149,519	46,047	60,509	2,267	3,223	18,822	157,102
Fidelity Series Large Cap Stock Fund	152,816	57,481	61,092	9,289	2,842	20,601	172,648
Fidelity Series Large Cap Value Index Fund	289,412	107,087	108,988	6,704	4,110	41,413	333,034
Fidelity Series Long-Term Treasury Bond Index Fund	355,344	208,107	49,206	35,415	(2,410)	(72,573)	439,262
Fidelity Series Overseas Fund	197,866	54,042	58,422	2,550	2,265	20,397	216,148
Fidelity Series Real Estate Income Fund	64,573	18,704	19,139	3,532	(476)	4,928	68,590
Fidelity Series Short-Term Credit Fund	644,612	8,044	--	8,059	--	(1,892)	650,764
Fidelity Series Small Cap Opportunities Fund	72,999	22,811	33,010	1,770	3,284	16,893	82,977
Fidelity Series Treasury Bill Index Fund	2,130,496	2,357	35,049	2,406	(155)	(1,975)	2,095,674
Fidelity Series Value Discovery Fund	103,258	38,520	38,946	2,558	1,236	18,863	122,931
	$15,368,158	$4,820,517	$2,770,626	$470,536	$53,372	$249,126	$17,720,568

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,561,308	$1,561,308	$--	$--
International Equity Funds	2,161,300	2,161,300	--	--
Bond Funds	9,762,070	9,762,070	--	--
Short-Term Funds	4,235,890	4,235,890	--	--
Total Investments in Securities:	$17,720,568	$17,720,568	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $16,612,874)	$17,720,568
Total Investment in Securities (cost $16,612,874)		$17,720,568
Cash		14
Receivable for investments sold		73,307
Receivable for fund shares sold		125,000
Total assets		17,918,889
Liabilities
Payable for investments purchased	$157,278
Payable for fund shares redeemed	34,809
Accrued management fee	6,549
Distribution and service plan fees payable	113
Total liabilities		198,749
Net Assets		$17,720,140
Net Assets consist of:
Paid in capital		$16,507,850
Total accumulated earnings (loss)		1,212,290
Net Assets		$17,720,140
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($507,478 ÷ 8,198.30 shares)A		$61.90
Maximum offering price per share (100/94.25 of $61.90)		$65.68
Fidelity Managed Retirement Income:
Net Asset Value, offering price and redemption price per share ($16,440,733 ÷ 265,646.44 shares)		$61.89
Class K:
Net Asset Value, offering price and redemption price per share ($112,006 ÷ 1,809.38 shares)		$61.90
Class K6:
Net Asset Value, offering price and redemption price per share ($264,786 ÷ 4,275.38 shares)		$61.93
Class I:
Net Asset Value, offering price and redemption price per share ($282,963 ÷ 4,568.03 shares)		$61.94
Class Z6:
Net Asset Value, offering price and redemption price per share ($112,174 ÷ 1,812.75 shares)		$61.88

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$138,627
Expenses
Management fee	$36,964
Distribution and service plan fees	609
Independent trustees' fees and expenses	25
Total expenses		37,598
Net investment income (loss)		101,029
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	53,372
Capital gain distributions from underlying funds:
Affiliated issuers	331,909
Total net realized gain (loss)		385,281
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	249,126
Total change in net unrealized appreciation (depreciation)		249,126
Net gain (loss)		634,407
Net increase (decrease) in net assets resulting from operations		$735,436

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$101,029	$117,013
Net realized gain (loss)	385,281	40,718
Change in net unrealized appreciation (depreciation)	249,126	417,240
Net increase (decrease) in net assets resulting from operations	735,436	574,971
Distributions to shareholders	(346,935)	(179,542)
Share transactions - net increase (decrease)	1,966,173	8,637,532
Total increase (decrease) in net assets	2,354,674	9,032,961
Net Assets
Beginning of period	15,365,466	6,332,505
End of period	$17,720,140	$15,365,466

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement Income Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$60.44	$57.74	$57.55	$61.00	$59.02	$58.61
Income from Investment Operations
Net investment income (loss)A	.297	.684	1.029	.884	.756	.758
Net realized and unrealized gain (loss)	2.361	3.226	1.594	.494	2.008	.457
Total from investment operations	2.658	3.910	2.623	1.378	2.764	1.215
Distributions from net investment income	(.289)	(.776)	(1.047)	(.853)	(.717)	(.754)
Distributions from net realized gain	(.909)	(.434)	(1.386)	(3.975)	(.067)	(.051)
Total distributions	(1.198)	(1.210)	(2.433)	(4.828)	(.784)	(.805)
Net asset value, end of period	$61.90	$60.44	$57.74	$57.55	$61.00	$59.02
Total ReturnB,C,D	4.41%	6.86%	4.78%	2.35%	4.73%	2.12%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%G	.70%	.71%	.71%H	.32%	.25%
Expenses net of fee waivers, if any	.70%G	.70%	.71%	.71%H	.32%	.25%
Expenses net of all reductions	.70%G	.70%	.71%	.71%H	.32%	.25%
Net investment income (loss)	.97%G	1.18%	1.83%	1.51%	1.27%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$507	$453	$177	$147	$287	$293
Portfolio turnover rateF	35%G	62%I	68%	19%	111%	47%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$60.42	$57.73	$57.54	$61.00	$59.01	$58.61
Income from Investment Operations
Net investment income (loss)A	.373	.829	1.170	1.024	.905	.901
Net realized and unrealized gain (loss)	2.363	3.220	1.589	.512	2.003	.452
Total from investment operations	2.736	4.049	2.759	1.536	2.908	1.353
Distributions from net investment income	(.357)	(.925)	(1.183)	(1.021)	(.851)	(.902)
Distributions from net realized gain	(.909)	(.434)	(1.386)	(3.975)	(.067)	(.051)
Total distributions	(1.266)	(1.359)	(2.569)	(4.996)	(.918)	(.953)
Net asset value, end of period	$61.89	$60.42	$57.73	$57.54	$61.00	$59.01
Total ReturnB,C	4.54%	7.12%	5.04%	2.63%	4.98%	2.37%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.46%	.47%	.07%	- %G
Expenses net of fee waivers, if any	.45%F	.45%	.46%	.47%	.07%	-%
Expenses net of all reductions	.45%F	.45%	.46%	.46%	.07%	-%
Net investment income (loss)	1.22%F	1.43%	2.08%	1.76%	1.52%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$16,441	$13,965	$6,060	$6,734	$10,828	$13,227
Portfolio turnover rateE	35%F	62%H	68%	19%	111%	47%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F Annualized

 G Amount represents less than .005%.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$60.43	$57.81
Income from Investment Operations
Net investment income (loss)B	.404	.889
Net realized and unrealized gain (loss)	2.356	3.146
Total from investment operations	2.760	4.035
Distributions from net investment income	(.381)	(.981)
Distributions from net realized gain	(.909)	(.434)
Total distributions	(1.290)	(1.415)
Net asset value, end of period	$61.90	$60.43
Total ReturnC	4.58%	7.09%
Ratios to Average Net AssetsD,E
Expenses before reductions	.35%F	.35%
Expenses net of fee waivers, if any	.35%F	.35%
Expenses net of all reductions	.35%F	.35%
Net investment income (loss)	1.32%F	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$112	$107
Portfolio turnover rateE	35%F	62%G

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F Annualized

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class K6

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$60.42	$57.81
Income from Investment Operations
Net investment income (loss)B	.436	.941
Net realized and unrealized gain (loss)	2.358	3.151
Total from investment operations	2.794	4.092
Distributions from net investment income	(.375)	(1.048)
Distributions from net realized gain	(.909)	(.434)
Total distributions	(1.284)	(1.482)
Net asset value, end of period	$61.93	$60.42
Total ReturnC	4.64%	7.20%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%F	.25%
Expenses net of fee waivers, if any	.25%F	.25%
Expenses net of all reductions	.25%F	.25%
Net investment income (loss)	1.42%F	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$265	$434
Portfolio turnover rateE	35%F	62%G

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F Annualized

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$60.48	$57.71	$57.52	$60.99	$58.99	$58.59
Income from Investment Operations
Net investment income (loss)A	.374	.828	1.167	1.025	.906	.899
Net realized and unrealized gain (loss)	2.357	3.233	1.593	.500	2.013	.454
Total from investment operations	2.731	4.061	2.760	1.525	2.919	1.353
Distributions from net investment income	(.362)	(.857)	(1.184)	(1.020)	(.852)	(.902)
Distributions from net realized gain	(.909)	(.434)	(1.386)	(3.975)	(.067)	(.051)
Total distributions	(1.271)	(1.291)	(2.570)	(4.995)	(.919)	(.953)
Net asset value, end of period	$61.94	$60.48	$57.71	$57.52	$60.99	$58.99
Total ReturnB,C	4.53%	7.14%	5.04%	2.62%	5.01%	2.37%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.46%	.46%G	.07%	- %H
Expenses net of fee waivers, if any	.45%F	.45%	.46%	.46%G	.07%	-%
Expenses net of all reductions	.45%F	.45%	.46%	.46%G	.07%	-%
Net investment income (loss)	1.22%F	1.43%	2.08%	1.76%	1.52%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$283	$300	$96	$61	$94	$131
Portfolio turnover rateE	35%F	62%I	68%	19%	111%	47%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class Z6

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$60.41	$57.79
Income from Investment Operations
Net investment income (loss)B	.435	.947
Net realized and unrealized gain (loss)	2.357	3.145
Total from investment operations	2.792	4.092
Distributions from net investment income	(.413)	(1.038)
Distributions from net realized gain	(.909)	(.434)
Total distributions	(1.322)	(1.472)
Net asset value, end of period	$61.88	$60.41
Total ReturnC	4.64%	7.20%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%F	.25%
Expenses net of fee waivers, if any	.25%F	.25%
Expenses net of all reductions	.25%F	.25%
Net investment income (loss)	1.42%F	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$112	$107
Portfolio turnover rateE	35%F	62%G

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F Annualized

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2021

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	14.4
Fidelity Series Investment Grade Bond Fund	11.0
Fidelity Series Inflation-Protected Bond Index Fund	10.9
Fidelity Series Government Bond Index Fund	9.9
Fidelity Series Corporate Bond Fund	8.2
Fidelity Series Investment Grade Securitized Fund	7.6
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Short-Term Credit Fund	4.3
Fidelity Series Large Cap Value Index Fund	3.0
Fidelity Series Commodity Strategy Fund	2.5
78.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	12.6%
International Equity Funds	14.8%
Bond Funds	51.9%
Short-Term Funds	20.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2010 Fund℠

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 12.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	10,833	$183,844
Fidelity Series Commodity Strategy Fund (a)	43,814	206,364
Fidelity Series Large Cap Growth Index Fund (a)	7,519	116,697
Fidelity Series Large Cap Stock Fund (a)	7,825	128,176
Fidelity Series Large Cap Value Index Fund (a)	18,891	247,285
Fidelity Series Small Cap Opportunities Fund (a)	3,817	61,605
Fidelity Series Value Discovery Fund (a)	6,387	91,277
TOTAL DOMESTIC EQUITY FUNDS
(Cost $905,572)		1,035,248

International Equity Funds - 14.8%
Fidelity Series Canada Fund (a)	4,576	51,842
Fidelity Series Emerging Markets Fund (a)	5,479	64,816
Fidelity Series Emerging Markets Opportunities Fund (a)	22,725	584,724
Fidelity Series International Growth Fund (a)	7,676	134,107
Fidelity Series International Index Fund (a)	5,001	55,763
Fidelity Series International Small Cap Fund (a)	2,514	50,800
Fidelity Series International Value Fund (a)	13,588	134,253
Fidelity Series Overseas Fund (a)	11,137	134,201
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $948,202)		1,210,506

Bond Funds - 51.9%
Fidelity Series Corporate Bond Fund (a)	59,497	671,125
Fidelity Series Emerging Markets Debt Fund (a)	4,768	44,820
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,418	15,133
Fidelity Series Floating Rate High Income Fund (a)	952	8,708
Fidelity Series Government Bond Index Fund (a)	74,803	810,862
Fidelity Series High Income Fund (a)	5,484	51,495
Fidelity Series Inflation-Protected Bond Index Fund (a)	82,949	895,846
Fidelity Series International Credit Fund (a)	597	6,075
Fidelity Series Investment Grade Bond Fund (a)	76,239	902,672
Fidelity Series Investment Grade Securitized Fund (a)	59,496	622,325
Fidelity Series Long-Term Treasury Bond Index Fund (a)	22,886	202,313
Fidelity Series Real Estate Income Fund (a)	3,008	31,825
TOTAL BOND FUNDS
(Cost $4,005,095)		4,263,199

Short-Term Funds - 20.7%
Fidelity Series Government Money Market Fund 0.11% (a)(b)	164,517	164,517
Fidelity Series Short-Term Credit Fund (a)	34,474	352,668
Fidelity Series Treasury Bill Index Fund (a)	118,067	1,180,672
TOTAL SHORT-TERM FUNDS
(Cost $1,688,964)		1,697,857
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,547,833)		8,206,810
NET OTHER ASSETS (LIABILITIES) - 0.0%		(157)
NET ASSETS - 100%		$8,206,653

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$187,832	$87,466	$79,644	$62,180	$4,053	$(15,863)	$183,844
Fidelity Series Canada Fund	52,774	6,978	14,328	1,133	578	5,840	51,842
Fidelity Series Commodity Strategy Fund	197,167	19,018	40,220	916	(5,193)	35,592	206,364
Fidelity Series Corporate Bond Fund	649,552	105,161	73,034	15,992	(107)	(10,447)	671,125
Fidelity Series Emerging Markets Debt Fund	52,451	3,872	12,695	1,219	(1,133)	2,325	44,820
Fidelity Series Emerging Markets Debt Local Currency Fund	--	15,802	1,415	94	46	700	15,133
Fidelity Series Emerging Markets Fund	62,004	5,264	18,165	924	1,299	14,414	64,816
Fidelity Series Emerging Markets Opportunities Fund	565,776	63,244	172,367	17,639	22,016	106,055	584,724
Fidelity Series Floating Rate High Income Fund	10,459	843	3,061	233	(100)	567	8,708
Fidelity Series Government Bond Index Fund	768,214	149,044	69,024	16,805	(435)	(36,937)	810,862
Fidelity Series Government Money Market Fund 0.11%	53,058	256,562	145,103	48	--	--	164,517
Fidelity Series High Income Fund	55,302	4,745	9,838	1,554	(206)	1,492	51,495
Fidelity Series Inflation-Protected Bond Index Fund	847,006	104,584	72,791	10,844	1,156	15,891	895,846
Fidelity Series International Credit Fund	5,896	300	--	300	--	(121)	6,075
Fidelity Series International Growth Fund	139,876	37,306	41,242	20,093	3,552	(5,385)	134,107
Fidelity Series International Index Fund	57,430	5,466	15,526	1,120	1,144	7,249	55,763
Fidelity Series International Small Cap Fund	46,937	3,653	9,302	437	966	8,546	50,800
Fidelity Series International Value Fund	139,434	16,776	43,535	3,928	(2,335)	23,913	134,253
Fidelity Series Investment Grade Bond Fund	857,060	166,353	85,942	42,529	(314)	(34,485)	902,672
Fidelity Series Investment Grade Securitized Fund	579,334	109,659	55,224	15,294	(175)	(11,269)	622,325
Fidelity Series Large Cap Growth Index Fund	128,909	14,826	44,965	1,719	5,251	12,676	116,697
Fidelity Series Large Cap Stock Fund	131,752	24,232	45,827	7,656	2,146	15,873	128,176
Fidelity Series Large Cap Value Index Fund	249,520	42,409	80,575	5,079	4,489	31,442	247,285
Fidelity Series Long-Term Treasury Bond Index Fund	182,310	73,777	18,228	16,296	(251)	(35,295)	202,313
Fidelity Series Overseas Fund	140,153	16,765	37,774	1,606	4,253	10,804	134,201
Fidelity Series Real Estate Income Fund	31,209	3,530	4,927	1,561	(164)	2,177	31,825
Fidelity Series Short-Term Credit Fund	349,334	4,359	--	4,339	--	(1,025)	352,668
Fidelity Series Small Cap Opportunities Fund	62,936	7,469	24,505	1,366	3,708	11,997	61,605
Fidelity Series Treasury Bill Index Fund	1,188,717	1,315	8,172	1,309	(25)	(1,163)	1,180,672
Fidelity Series Value Discovery Fund	89,027	15,070	28,762	1,940	434	15,508	91,277
	$7,881,429	$1,365,848	$1,256,191	$256,153	$44,653	$171,071	$8,206,810

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,035,248	$1,035,248	$--	$--
International Equity Funds	1,210,506	1,210,506	--	--
Bond Funds	4,263,199	4,263,199	--	--
Short-Term Funds	1,697,857	1,697,857	--	--
Total Investments in Securities:	$8,206,810	$8,206,810	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $7,547,833)	$8,206,810
Total Investment in Securities (cost $7,547,833)		$8,206,810
Cash		56
Receivable for investments sold		49,458
Total assets		8,256,324
Liabilities
Payable for investments purchased	$45,547
Payable for fund shares redeemed	1,000
Accrued management fee	3,073
Distribution and service plan fees payable	51
Total liabilities		49,671
Net Assets		$8,206,653
Net Assets consist of:
Paid in capital		$7,466,961
Total accumulated earnings (loss)		739,692
Net Assets		$8,206,653
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($331,464 ÷ 5,492.75 shares)A		$60.35
Maximum offering price per share (100/94.25 of $60.35)		$64.03
Fidelity Managed Retirement 2010:
Net Asset Value, offering price and redemption price per share ($7,299,478 ÷ 120,893.17 shares)		$60.38
Class K:
Net Asset Value, offering price and redemption price per share ($113,912 ÷ 1,887.12 shares)		$60.36
Class K6:
Net Asset Value, offering price and redemption price per share ($171,741 ÷ 2,844.89 shares)		$60.37
Class I:
Net Asset Value, offering price and redemption price per share ($113,610 ÷ 1,881.93 shares)		$60.37
Class Z6:
Net Asset Value, offering price and redemption price per share ($176,448 ÷ 2,923.44 shares)		$60.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$71,065
Expenses
Management fee	$17,933
Distribution and service plan fees	250
Independent trustees' fees and expenses	13
Total expenses		18,196
Net investment income (loss)		52,869
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	44,653
Capital gain distributions from underlying funds:
Affiliated issuers	185,088
Total net realized gain (loss)		229,741
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	171,071
Total change in net unrealized appreciation (depreciation)		171,071
Net gain (loss)		400,812
Net increase (decrease) in net assets resulting from operations		$453,681

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,869	$149,437
Net realized gain (loss)	229,741	148,649
Change in net unrealized appreciation (depreciation)	171,071	290,801
Net increase (decrease) in net assets resulting from operations	453,681	588,887
Distributions to shareholders	(247,576)	(280,214)
Share transactions - net increase (decrease)	119,250	(1,830,376)
Total increase (decrease) in net assets	325,355	(1,521,703)
Net Assets
Beginning of period	7,881,298	9,403,001
End of period	$8,206,653	$7,881,298

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2010 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$58.79	$56.34	$56.78	$63.87	$60.07	$61.33
Income from Investment Operations
Net investment income (loss)A	.319	.777	.979	.808	.789	.799
Net realized and unrealized gain (loss)	3.044	3.204	1.401	1.278	4.240	.112
Total from investment operations	3.363	3.981	2.380	2.086	5.029	.911
Distributions from net investment income	(.334)	(.812)	(1.001)	(.794)	(.754)	(.794)
Distributions from net realized gain	(1.469)	(.719)	(1.819)	(8.382)	(.475)	(1.377)
Total distributions	(1.803)	(1.531)	(2.820)	(9.176)	(1.229)	(2.171)
Net asset value, end of period	$60.35	$58.79	$56.34	$56.78	$63.87	$60.07
Total ReturnB,C,D	5.77%	7.19%	4.47%	3.60%	8.51%	1.67%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%G	.71%	.75%	.78%	.33%	.25%
Expenses net of fee waivers, if any	.71%G	.71%	.75%	.78%	.33%	.25%
Expenses net of all reductions	.71%G	.71%	.75%	.78%	.33%	.25%
Net investment income (loss)	1.07%G	1.37%	1.78%	1.40%	1.29%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$331	$188	$202	$133	$136	$156
Portfolio turnover rateF	32%G	45%	62%	21%	117%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$58.82	$56.37	$56.80	$63.88	$60.07	$61.33
Income from Investment Operations
Net investment income (loss)A	.396	.920	1.113	.955	.942	.944
Net realized and unrealized gain (loss)	3.041	3.204	1.402	1.280	4.236	.116
Total from investment operations	3.437	4.124	2.515	2.235	5.178	1.060
Distributions from net investment income	(.408)	(.955)	(1.126)	(.933)	(.893)	(.943)
Distributions from net realized gain	(1.469)	(.719)	(1.819)	(8.382)	(.475)	(1.377)
Total distributions	(1.877)	(1.674)	(2.945)	(9.315)	(1.368)	(2.320)
Net asset value, end of period	$60.38	$58.82	$56.37	$56.80	$63.88	$60.07
Total ReturnB,C	5.90%	7.46%	4.73%	3.87%	8.78%	1.93%
Ratios to Average Net AssetsD,E
Expenses before reductions	.46%F	.46%	.50%	.53%	.08%	- %G
Expenses net of fee waivers, if any	.46%F	.46%	.50%	.53%	.08%	-%
Expenses net of all reductions	.46%F	.46%	.50%	.53%	.08%	-%
Net investment income (loss)	1.32%F	1.62%	2.02%	1.65%	1.54%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$7,299	$7,144	$9,091	$9,054	$11,140	$13,819
Portfolio turnover rateE	32%F	45%	62%	21%	117%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$58.81	$56.39
Income from Investment Operations
Net investment income (loss)B	.425	.976
Net realized and unrealized gain (loss)	3.035	3.182
Total from investment operations	3.460	4.158
Distributions from net investment income	(.441)	(1.019)
Distributions from net realized gain	(1.469)	(.719)
Total distributions	(1.910)	(1.738)
Net asset value, end of period	$60.36	$58.81
Total ReturnC,D	5.94%	7.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G	.36%
Expenses net of fee waivers, if any	.36%G	.36%
Expenses net of all reductions	.36%G	.36%
Net investment income (loss)	1.42%G	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$114	$108
Portfolio turnover rateF	32%G	45%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class K6

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$58.82	$56.39
Income from Investment Operations
Net investment income (loss)B	.455	1.029
Net realized and unrealized gain (loss)	3.035	3.191
Total from investment operations	3.490	4.220
Distributions from net investment income	(.471)	(1.071)
Distributions from net realized gain	(1.469)	(.719)
Total distributions	(1.940)	(1.790)
Net asset value, end of period	$60.37	$58.82
Total ReturnC,D	5.99%	7.64%
Ratios to Average Net AssetsE,F
Expenses before reductions	.26%G	.26%
Expenses net of fee waivers, if any	.26%G	.26%
Expenses net of all reductions	.26%G	.26%
Net investment income (loss)	1.52%G	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$172	$160
Portfolio turnover rateF	32%G	45%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$58.82	$56.36	$56.79	$63.88	$60.07	$61.33
Income from Investment Operations
Net investment income (loss)A	.395	.919	1.105	.950	.942	.942
Net realized and unrealized gain (loss)	3.033	3.213	1.414	1.280	4.238	.118
Total from investment operations	3.428	4.132	2.519	2.230	5.180	1.060
Distributions from net investment income	(.409)	(.953)	(1.130)	(.938)	(.895)	(.943)
Distributions from net realized gain	(1.469)	(.719)	(1.819)	(8.382)	(.475)	(1.377)
Total distributions	(1.878)	(1.672)	(2.949)	(9.320)	(1.370)	(2.320)
Net asset value, end of period	$60.37	$58.82	$56.36	$56.79	$63.88	$60.07
Total ReturnB,C	5.88%	7.47%	4.74%	3.86%	8.78%	1.93%
Ratios to Average Net AssetsD,E
Expenses before reductions	.46%F	.46%	.50%	.53%	.08%	- %G
Expenses net of fee waivers, if any	.46%F	.46%	.50%	.53%	.08%	-%
Expenses net of all reductions	.46%F	.46%	.50%	.53%	.08%	-%
Net investment income (loss)	1.32%F	1.62%	2.03%	1.65%	1.54%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$114	$113	$110	$35	$33	$31
Portfolio turnover rateE	32%F	45%	62%	21%	117%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class Z6

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$58.81	$56.38
Income from Investment Operations
Net investment income (loss)B	.455	1.029
Net realized and unrealized gain (loss)	3.035	3.191
Total from investment operations	3.490	4.220
Distributions from net investment income	(.471)	(1.071)
Distributions from net realized gain	(1.469)	(.719)
Total distributions	(1.940)	(1.790)
Net asset value, end of period	$60.36	$58.81
Total ReturnC,D	5.99%	7.64%
Ratios to Average Net AssetsE,F
Expenses before reductions	.26%G	.26%
Expenses net of fee waivers, if any	.26%G	.26%
Expenses net of all reductions	.26%G	.26%
Net investment income (loss)	1.52%G	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$176	$169
Portfolio turnover rateF	32%G	45%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	10.2
Fidelity Series Inflation-Protected Bond Index Fund	9.6
Fidelity Series Government Bond Index Fund	9.1
Fidelity Series Treasury Bill Index Fund	9.0
Fidelity Series Emerging Markets Opportunities Fund	8.1
Fidelity Series Corporate Bond Fund	7.6
Fidelity Series Investment Grade Securitized Fund	7.0
Fidelity Series Government Money Market Fund 0.11%	4.9
Fidelity Series Large Cap Value Index Fund	4.5
Fidelity Series Blue Chip Growth Fund	3.4
73.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.6%
International Equity Funds	18.1%
Bond Funds	47.8%
Short-Term Funds	16.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2015 Fund℠

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	15,726	$266,868
Fidelity Series Commodity Strategy Fund (a)	42,799	201,586
Fidelity Series Large Cap Growth Index Fund (a)	10,915	169,400
Fidelity Series Large Cap Stock Fund (a)	11,359	186,067
Fidelity Series Large Cap Value Index Fund (a)	27,422	358,953
Fidelity Series Small Cap Opportunities Fund (a)	5,541	89,426
Fidelity Series Value Discovery Fund (a)	9,272	132,497
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,223,664)		1,404,797

International Equity Funds - 18.1%
Fidelity Series Canada Fund (a)	5,925	67,135
Fidelity Series Emerging Markets Fund (a)	6,063	71,724
Fidelity Series Emerging Markets Opportunities Fund (a)	25,146	646,996
Fidelity Series International Growth Fund (a)	9,941	173,669
Fidelity Series International Index Fund (a)	6,477	72,213
Fidelity Series International Small Cap Fund (a)	3,248	65,633
Fidelity Series International Value Fund (a)	17,597	173,856
Fidelity Series Overseas Fund (a)	14,420	173,765
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,132,496)		1,444,991

Bond Funds - 47.8%
Fidelity Series Corporate Bond Fund (a)	53,605	604,665
Fidelity Series Emerging Markets Debt Fund (a)	4,664	43,839
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,387	14,804
Fidelity Series Floating Rate High Income Fund (a)	932	8,524
Fidelity Series Government Bond Index Fund (a)	67,492	731,616
Fidelity Series High Income Fund (a)	5,366	50,384
Fidelity Series Inflation-Protected Bond Index Fund (a)	70,974	766,523
Fidelity Series International Credit Fund (a)	259	2,641
Fidelity Series Investment Grade Bond Fund (a)	68,783	814,387
Fidelity Series Investment Grade Securitized Fund (a)	53,692	561,623
Fidelity Series Long-Term Treasury Bond Index Fund (a)	22,518	199,063
Fidelity Series Real Estate Income Fund (a)	2,945	31,153
TOTAL BOND FUNDS
(Cost $3,670,334)		3,829,222

Short-Term Funds - 16.5%
Fidelity Series Government Money Market Fund 0.11% (a)(b)	393,389	393,389
Fidelity Series Short-Term Credit Fund (a)	20,831	213,106
Fidelity Series Treasury Bill Index Fund (a)	71,812	718,124
TOTAL SHORT-TERM FUNDS
(Cost $1,320,030)		1,324,619
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,346,524)		8,003,629
NET OTHER ASSETS (LIABILITIES) - 0.0%		(461)
NET ASSETS - 100%		$8,003,168

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$236,160	$127,896	$77,329	$87,023	$681	$(20,540)	$266,868
Fidelity Series Canada Fund	59,736	13,683	13,844	1,443	413	7,147	67,135
Fidelity Series Commodity Strategy Fund	169,680	32,798	28,900	864	(661)	28,669	201,586
Fidelity Series Corporate Bond Fund	515,219	155,110	56,942	13,752	(174)	(8,548)	604,665
Fidelity Series Emerging Markets Debt Fund	44,112	8,666	10,001	1,120	(468)	1,530	43,839
Fidelity Series Emerging Markets Debt Local Currency Fund	--	15,327	1,255	90	18	714	14,804
Fidelity Series Emerging Markets Fund	59,972	12,674	17,592	1,006	1,087	15,583	71,724
Fidelity Series Emerging Markets Opportunities Fund	546,722	118,660	153,242	19,149	11,556	123,300	646,996
Fidelity Series Floating Rate High Income Fund	9,293	2,025	3,244	225	(77)	527	8,524
Fidelity Series Government Bond Index Fund	609,378	206,380	52,387	14,430	(287)	(31,468)	731,616
Fidelity Series Government Money Market Fund 0.11%	153,729	339,223	99,563	187	--	--	393,389
Fidelity Series High Income Fund	48,442	10,569	9,825	1,478	(75)	1,273	50,384
Fidelity Series Inflation-Protected Bond Index Fund	640,264	163,987	51,052	9,250	(74)	13,398	766,523
Fidelity Series International Credit Fund	2,563	131	--	130	--	(53)	2,641
Fidelity Series International Growth Fund	158,331	57,597	38,662	25,604	552	(4,149)	173,669
Fidelity Series International Index Fund	65,010	12,937	15,805	1,428	577	9,494	72,213
Fidelity Series International Small Cap Fund	53,133	11,247	10,332	556	731	10,854	65,633
Fidelity Series International Value Fund	157,835	36,050	45,833	5,007	(779)	26,583	173,856
Fidelity Series Investment Grade Bond Fund	679,797	230,636	66,418	36,428	(391)	(29,237)	814,387
Fidelity Series Investment Grade Securitized Fund	459,586	155,161	43,315	13,163	(240)	(9,569)	561,623
Fidelity Series Large Cap Growth Index Fund	162,050	23,819	39,720	2,450	2,901	20,350	169,400
Fidelity Series Large Cap Stock Fund	165,650	41,369	45,297	10,057	2,008	22,337	186,067
Fidelity Series Large Cap Value Index Fund	313,704	73,455	76,058	7,244	3,539	44,313	358,953
Fidelity Series Long-Term Treasury Bond Index Fund	156,874	90,141	14,901	15,446	(190)	(32,861)	199,063
Fidelity Series Overseas Fund	158,643	35,738	38,558	2,046	1,450	16,492	173,765
Fidelity Series Real Estate Income Fund	27,974	7,236	5,955	1,555	(144)	2,042	31,153
Fidelity Series Short-Term Credit Fund	211,091	2,634	--	2,622	--	(619)	213,106
Fidelity Series Small Cap Opportunities Fund	79,129	16,002	27,148	1,932	2,805	18,638	89,426
Fidelity Series Treasury Bill Index Fund	724,826	801	6,779	798	(27)	(697)	718,124
Fidelity Series Value Discovery Fund	111,933	25,273	26,086	2,768	814	20,563	132,497
	$6,780,836	$2,027,225	$1,076,043	$279,251	$25,545	$246,066	$8,003,629

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,404,797	$1,404,797	$--	$--
International Equity Funds	1,444,991	1,444,991	--	--
Bond Funds	3,829,222	3,829,222	--	--
Short-Term Funds	1,324,619	1,324,619	--	--
Total Investments in Securities:	$8,003,629	$8,003,629	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $7,346,524)	$8,003,629
Total Investment in Securities (cost $7,346,524)		$8,003,629
Cash		5
Receivable for investments sold		48,648
Receivable for fund shares sold		10,000
Total assets		8,062,282
Liabilities
Payable for investments purchased	$55,727
Accrued management fee	3,064
Distribution and service plan fees payable	323
Total liabilities		59,114
Net Assets		$8,003,168
Net Assets consist of:
Paid in capital		$7,270,884
Total accumulated earnings (loss)		732,284
Net Assets		$8,003,168
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,532,557 ÷ 26,484.94 shares)A		$57.87
Maximum offering price per share (100/94.25 of $57.87)		$61.40
Fidelity Managed Retirement 2015:
Net Asset Value, offering price and redemption price per share ($5,838,275 ÷ 100,840.08 shares)		$57.90
Class K:
Net Asset Value, offering price and redemption price per share ($116,162 ÷ 2,006.62 shares)		$57.89
Class K6:
Net Asset Value, offering price and redemption price per share ($120,995 ÷ 2,089.90 shares)		$57.90
Class I:
Net Asset Value, offering price and redemption price per share ($278,842 ÷ 4,815.15 shares)		$57.91
Class Z6:
Net Asset Value, offering price and redemption price per share ($116,337 ÷ 2,008.70 shares)		$57.92

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$73,545
Expenses
Management fee	$17,256
Distribution and service plan fees	1,805
Independent trustees' fees and expenses	11
Total expenses		19,072
Net investment income (loss)		54,473
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	25,545
Capital gain distributions from underlying funds:
Affiliated issuers	205,706
Total net realized gain (loss)		231,251
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	246,066
Total change in net unrealized appreciation (depreciation)		246,066
Net gain (loss)		477,317
Net increase (decrease) in net assets resulting from operations		$531,790

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,473	$92,974
Net realized gain (loss)	231,251	87,217
Change in net unrealized appreciation (depreciation)	246,066	298,575
Net increase (decrease) in net assets resulting from operations	531,790	478,766
Distributions to shareholders	(235,412)	(177,176)
Share transactions - net increase (decrease)	926,119	1,860,533
Total increase (decrease) in net assets	1,222,497	2,162,123
Net Assets
Beginning of period	6,780,671	4,618,548
End of period	$8,003,168	$6,780,671

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2015 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$55.51	$53.13	$53.98	$64.42	$59.82	$61.43
Income from Investment Operations
Net investment income (loss)A	.356	.690	.887	.739	.798	.797
Net realized and unrealized gain (loss)	3.717	3.244	1.236	1.737	4.786	(.018)
Total from investment operations	4.073	3.934	2.123	2.476	5.584	.779
Distributions from net investment income	(.362)	(.769)	(.884)	(.726)	(.755)	(.795)
Distributions from net realized gain	(1.351)	(.785)	(2.089)	(12.190)	(.229)	(1.594)
Total distributions	(1.713)	(1.554)	(2.973)	(12.916)	(.984)	(2.389)
Net asset value, end of period	$57.87	$55.51	$53.13	$53.98	$64.42	$59.82
Total ReturnB,C,D	7.39%	7.54%	4.26%	4.46%	9.45%	1.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.72%G	.72%	.78%	.83%	.33%	.25%
Expenses net of fee waivers, if any	.72%G	.72%	.78%	.83%	.33%	.25%
Expenses net of all reductions	.72%G	.72%	.78%	.82%	.33%	.25%
Net investment income (loss)	1.25%G	1.30%	1.71%	1.34%	1.30%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$1,533	$1,024	$244	$246	$289	$280
Portfolio turnover rateF	29%G	61%	67%	20%	106%	33%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$55.53	$53.11	$53.97	$64.41	$59.81	$61.42
Income from Investment Operations
Net investment income (loss)A	.428	.825	1.017	.879	.950	.940
Net realized and unrealized gain (loss)	3.718	3.250	1.226	1.740	4.778	(.017)
Total from investment operations	4.146	4.075	2.243	2.619	5.728	.923
Distributions from net investment income	(.425)	(.870)	(1.014)	(.869)	(.899)	(.939)
Distributions from net realized gain	(1.351)	(.785)	(2.089)	(12.190)	(.229)	(1.594)
Total distributions	(1.776)	(1.655)	(3.103)	(13.059)	(1.128)	(2.533)
Net asset value, end of period	$57.90	$55.53	$53.11	$53.97	$64.41	$59.81
Total ReturnB,C	7.53%	7.83%	4.50%	4.73%	9.71%	1.73%
Ratios to Average Net AssetsD,E
Expenses before reductions	.47%F	.47%	.53%	.58%	.08%	- %G
Expenses net of fee waivers, if any	.47%F	.47%	.53%	.58%	.08%	-%
Expenses net of all reductions	.47%F	.47%	.53%	.57%	.08%	-%
Net investment income (loss)	1.50%F	1.55%	1.96%	1.59%	1.55%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$5,838	$5,155	$4,087	$3,714	$4,885	$6,996
Portfolio turnover rateE	29%F	61%	67%	20%	106%	33%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$55.52	$53.08
Income from Investment Operations
Net investment income (loss)B	.456	.879
Net realized and unrealized gain (loss)	3.718	3.270
Total from investment operations	4.174	4.149
Distributions from net investment income	(.453)	(.924)
Distributions from net realized gain	(1.351)	(.785)
Total distributions	(1.804)	(1.709)
Net asset value, end of period	$57.89	$55.52
Total ReturnC	7.58%	7.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	.37%F	.37%
Expenses net of fee waivers, if any	.37%F	.37%
Expenses net of all reductions	.37%F	.37%
Net investment income (loss)	1.60%F	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$116	$108
Portfolio turnover rateE	29%F	61%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class K6

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$55.53	$53.08
Income from Investment Operations
Net investment income (loss)B	.485	.932
Net realized and unrealized gain (loss)	3.719	3.274
Total from investment operations	4.204	4.206
Distributions from net investment income	(.483)	(.971)
Distributions from net realized gain	(1.351)	(.785)
Total distributions	(1.834)	(1.756)
Net asset value, end of period	$57.90	$55.53
Total ReturnC	7.64%	8.09%
Ratios to Average Net AssetsD,E
Expenses before reductions	.27%F	.27%
Expenses net of fee waivers, if any	.27%F	.27%
Expenses net of all reductions	.27%F	.27%
Net investment income (loss)	1.70%F	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$121	$112
Portfolio turnover rateE	29%F	61%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$55.54	$53.12	$53.98	$64.42	$59.81	$61.42
Income from Investment Operations
Net investment income (loss)A	.428	.827	1.015	.877	.951	.940
Net realized and unrealized gain (loss)	3.716	3.242	1.227	1.742	4.788	(.017)
Total from investment operations	4.144	4.069	2.242	2.619	5.739	.923
Distributions from net investment income	(.423)	(.864)	(1.013)	(.869)	(.900)	(.939)
Distributions from net realized gain	(1.351)	(.785)	(2.089)	(12.190)	(.229)	(1.594)
Total distributions	(1.774)	(1.649)	(3.102)	(13.059)	(1.129)	(2.533)
Net asset value, end of period	$57.91	$55.54	$53.12	$53.98	$64.42	$59.81
Total ReturnB,C	7.52%	7.81%	4.50%	4.73%	9.73%	1.73%
Ratios to Average Net AssetsD,E
Expenses before reductions	.47%F	.47%	.53%	.58%	.08%	- %G
Expenses net of fee waivers, if any	.47%F	.47%	.53%	.58%	.08%	-%
Expenses net of all reductions	.47%F	.47%	.53%	.57%	.08%	-%
Net investment income (loss)	1.50%F	1.55%	1.97%	1.59%	1.55%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$279	$274	$287	$185	$252	$232
Portfolio turnover rateE	29%F	61%	67%	20%	106%	33%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class Z6

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$55.55	$53.09
Income from Investment Operations
Net investment income (loss)B	.485	.932
Net realized and unrealized gain (loss)	3.718	3.276
Total from investment operations	4.203	4.208
Distributions from net investment income	(.482)	(.963)
Distributions from net realized gain	(1.351)	(.785)
Total distributions	(1.833)	(1.748)
Net asset value, end of period	$57.92	$55.55
Total ReturnC	7.63%	8.09%
Ratios to Average Net AssetsD,E
Expenses before reductions	.27%F	.27%
Expenses net of fee waivers, if any	.27%F	.27%
Expenses net of all reductions	.27%F	.27%
Net investment income (loss)	1.70%F	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$116	$108
Portfolio turnover rateE	29%F	61%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	9.4
Fidelity Series Emerging Markets Opportunities Fund	9.0
Fidelity Series Inflation-Protected Bond Index Fund	8.5
Fidelity Series Government Bond Index Fund	8.4
Fidelity Series Corporate Bond Fund	7.0
Fidelity Series Investment Grade Securitized Fund	6.5
Fidelity Series Large Cap Value Index Fund	5.9
Fidelity Series Treasury Bill Index Fund	5.8
Fidelity Series Government Money Market Fund 0.11%	4.9
Fidelity Series Blue Chip Growth Fund	4.4
69.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	22.3%
International Equity Funds	21.2%
Bond Funds	44.1%
Short-Term Funds	12.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2020 Fund℠

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 22.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	23,684	$401,917
Fidelity Series Commodity Strategy Fund (a)	49,082	231,175
Fidelity Series Large Cap Growth Index Fund (a)	16,438	255,125
Fidelity Series Large Cap Stock Fund (a)	17,108	280,237
Fidelity Series Large Cap Value Index Fund (a)	41,300	540,621
Fidelity Series Small Cap Opportunities Fund (a)	8,346	134,705
Fidelity Series Value Discovery Fund (a)	13,964	199,549
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,804,541)		2,043,329

International Equity Funds - 21.2%
Fidelity Series Canada Fund (a)	8,398	95,150
Fidelity Series Emerging Markets Fund (a)	7,722	91,353
Fidelity Series Emerging Markets Opportunities Fund (a)	32,025	824,014
Fidelity Series International Growth Fund (a)	14,089	246,129
Fidelity Series International Index Fund (a)	9,179	102,349
Fidelity Series International Small Cap Fund (a)	4,593	92,822
Fidelity Series International Value Fund (a)	24,940	246,409
Fidelity Series Overseas Fund (a)	20,437	246,264
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,559,832)		1,944,490

Bond Funds - 44.1%
Fidelity Series Corporate Bond Fund (a)	56,545	637,833
Fidelity Series Emerging Markets Debt Fund (a)	5,355	50,341
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,593	16,995
Fidelity Series Floating Rate High Income Fund (a)	1,070	9,793
Fidelity Series Government Bond Index Fund (a)	71,195	771,756
Fidelity Series High Income Fund (a)	6,161	57,856
Fidelity Series Inflation-Protected Bond Index Fund (a)	72,168	779,419
Fidelity Series International Credit Fund (a)	208	2,116
Fidelity Series Investment Grade Bond Fund (a)	72,555	859,055
Fidelity Series Investment Grade Securitized Fund (a)	56,638	592,432
Fidelity Series Long-Term Treasury Bond Index Fund (a)	25,854	228,551
Fidelity Series Real Estate Income Fund (a)	3,382	35,780
TOTAL BOND FUNDS
(Cost $3,904,207)		4,041,927

Short-Term Funds - 12.4%
Fidelity Series Government Money Market Fund 0.11% (a)(b)	449,671	449,671
Fidelity Series Short-Term Credit Fund (a)	14,763	151,022
Fidelity Series Treasury Bill Index Fund (a)	53,368	533,680
TOTAL SHORT-TERM FUNDS
(Cost $1,130,624)		1,134,373
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,399,204)		9,164,119
NET OTHER ASSETS (LIABILITIES) - 0.0%		(232)
NET ASSETS - 100%		$9,163,887

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$325,836	$224,822	$127,350	$117,256	$9,648	$(31,039)	$401,917
Fidelity Series Canada Fund	77,816	28,609	21,410	1,972	618	9,517	95,150
Fidelity Series Commodity Strategy Fund	179,785	59,526	39,149	857	(617)	31,630	231,175
Fidelity Series Corporate Bond Fund	502,160	212,831	68,910	13,380	(138)	(8,110)	637,833
Fidelity Series Emerging Markets Debt Fund	45,785	13,537	10,245	1,186	(301)	1,565	50,341
Fidelity Series Emerging Markets Debt Local Currency Fund	--	17,626	1,443	100	1	811	16,995
Fidelity Series Emerging Markets Fund	70,263	21,702	20,802	1,237	984	19,206	91,353
Fidelity Series Emerging Markets Opportunities Fund	639,855	214,563	192,900	23,496	8,013	154,483	824,014
Fidelity Series Floating Rate High Income Fund	9,929	3,197	3,822	242	(76)	565	9,793
Fidelity Series Government Bond Index Fund	593,945	276,448	67,572	13,869	(556)	(30,509)	771,756
Fidelity Series Government Money Market Fund 0.11%	165,306	388,773	104,408	187	--	--	449,671
Fidelity Series High Income Fund	51,577	16,481	11,556	1,592	94	1,260	57,856
Fidelity Series Inflation-Protected Bond Index Fund	600,085	229,008	62,689	9,197	(86)	13,101	779,419
Fidelity Series International Credit Fund	2,054	104	--	105	--	(42)	2,116
Fidelity Series International Growth Fund	206,264	109,372	63,787	34,999	204	(5,924)	246,129
Fidelity Series International Index Fund	84,693	28,075	23,891	1,951	647	12,825	102,349
Fidelity Series International Small Cap Fund	69,217	21,556	13,174	759	563	14,660	92,822
Fidelity Series International Value Fund	205,621	73,797	67,570	6,845	(275)	34,836	246,409
Fidelity Series Investment Grade Bond Fund	662,565	305,765	81,519	34,813	(638)	(27,118)	859,055
Fidelity Series Investment Grade Securitized Fund	447,961	207,408	53,794	12,638	(197)	(8,946)	592,432
Fidelity Series Large Cap Growth Index Fund	223,559	66,682	68,791	3,551	4,167	29,508	255,125
Fidelity Series Large Cap Stock Fund	228,550	88,226	71,349	14,179	4,038	30,772	280,237
Fidelity Series Large Cap Value Index Fund	432,809	152,903	112,436	10,504	4,662	62,683	540,621
Fidelity Series Long-Term Treasury Bond Index Fund	166,208	118,495	20,134	16,971	(372)	(35,646)	228,551
Fidelity Series Overseas Fund	206,669	75,463	59,717	2,796	1,546	22,303	246,264
Fidelity Series Real Estate Income Fund	30,431	11,002	7,835	1,670	(168)	2,350	35,780
Fidelity Series Short-Term Credit Fund	149,594	1,867	--	1,858	--	(439)	151,022
Fidelity Series Small Cap Opportunities Fund	109,176	34,132	38,953	2,713	2,034	28,316	134,705
Fidelity Series Treasury Bill Index Fund	541,023	584	7,399	596	(24)	(504)	533,680
Fidelity Series Value Discovery Fund	154,438	52,676	37,510	4,014	1,553	28,392	199,549
	$7,183,174	$3,055,230	$1,460,115	$335,533	$35,324	$350,506	$9,164,119

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$2,043,329	$2,043,329	$--	$--
International Equity Funds	1,944,490	1,944,490	--	--
Bond Funds	4,041,927	4,041,927	--	--
Short-Term Funds	1,134,373	1,134,373	--	--
Total Investments in Securities:	$9,164,119	$9,164,119	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $8,399,204)	$9,164,119
Total Investment in Securities (cost $8,399,204)		$9,164,119
Cash		40
Receivable for investments sold		56,086
Receivable for fund shares sold		51,211
Total assets		9,271,456
Liabilities
Payable for investments purchased	$72,366
Payable for fund shares redeemed	31,651
Accrued management fee	3,450
Distribution and service plan fees payable	102
Total liabilities		107,569
Net Assets		$9,163,887
Net Assets consist of:
Paid in capital		$8,325,988
Total accumulated earnings (loss)		837,899
Net Assets		$9,163,887
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($476,528 ÷ 8,413.35 shares)A		$56.64
Maximum offering price per share (100/94.25 of $56.64)		$60.10
Fidelity Managed Retirement 2020:
Net Asset Value, offering price and redemption price per share ($7,748,654 ÷ 136,673.86 shares)		$56.69
Class K:
Net Asset Value, offering price and redemption price per share ($118,243 ÷ 2,085.32 shares)		$56.70
Class K6:
Net Asset Value, offering price and redemption price per share ($497,891 ÷ 8,781.18 shares)		$56.70
Class I:
Net Asset Value, offering price and redemption price per share ($204,151 ÷ 3,599.51 shares)		$56.72
Class Z6:
Net Asset Value, offering price and redemption price per share ($118,420 ÷ 2,088.30 shares)		$56.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$87,157
Expenses
Management fee	$18,296
Distribution and service plan fees	499
Independent trustees' fees and expenses	12
Total expenses		18,807
Net investment income (loss)		68,350
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	35,324
Capital gain distributions from underlying funds:
Affiliated issuers	248,376
Total net realized gain (loss)		283,700
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	350,506
Total change in net unrealized appreciation (depreciation)		350,506
Net gain (loss)		634,206
Net increase (decrease) in net assets resulting from operations		$702,556

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$68,350	$89,508
Net realized gain (loss)	283,700	100,547
Change in net unrealized appreciation (depreciation)	350,506	293,610
Net increase (decrease) in net assets resulting from operations	702,556	483,665
Distributions to shareholders	(292,257)	(168,253)
Share transactions - net increase (decrease)	1,570,385	2,253,621
Total increase (decrease) in net assets	1,980,684	2,569,033
Net Assets
Beginning of period	7,183,203	4,614,170
End of period	$9,163,887	$7,183,203

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2020 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$53.77	$51.34	$52.52	$62.67	$57.92	$59.57
Income from Investment Operations
Net investment income (loss)A	.401	.639	.783	.676	.776	.774
Net realized and unrealized gain (loss)	4.389	3.282	1.134	2.152	5.041	(.138)
Total from investment operations	4.790	3.921	1.917	2.828	5.817	.636
Distributions from net investment income	(.398)	(.754)	(.822)	(.685)	(.706)	(.766)
Distributions from net realized gain	(1.522)	(.737)	(2.275)	(12.293)	(.361)	(1.520)
Total distributions	(1.920)	(1.491)	(3.097)	(12.978)	(1.067)	(2.286)
Net asset value, end of period	$56.64	$53.77	$51.34	$52.52	$62.67	$57.92
Total ReturnB,C,D	8.99%	7.76%	4.02%	5.29%	10.19%	1.27%
Ratios to Average Net AssetsE,F
Expenses before reductions	.72%G	.72%	.81%H	.87%	.34%	.25%
Expenses net of fee waivers, if any	.72%G	.72%	.81%H	.87%	.34%	.25%
Expenses net of all reductions	.72%G	.72%	.81%H	.87%	.34%	.25%
Net investment income (loss)	1.45%G	1.26%	1.57%	1.26%	1.29%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$477	$155	$20	$17	$17	$62
Portfolio turnover rateF	36%G	69%	86%	19%	115%	23%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$53.81	$51.35	$52.53	$62.67	$57.92	$59.58
Income from Investment Operations
Net investment income (loss)A	.472	.777	.916	.818	.909	.915
Net realized and unrealized gain (loss)	4.385	3.281	1.125	2.145	5.058	(.145)
Total from investment operations	4.857	4.058	2.041	2.963	5.967	.770
Distributions from net investment income	(.455)	(.861)	(.946)	(.810)	(.856)	(.910)
Distributions from net realized gain	(1.522)	(.737)	(2.275)	(12.293)	(.361)	(1.520)
Total distributions	(1.977)	(1.598)	(3.221)	(13.103)	(1.217)	(2.430)
Net asset value, end of period	$56.69	$53.81	$51.35	$52.53	$62.67	$57.92
Total ReturnB,C	9.12%	8.04%	4.28%	5.56%	10.47%	1.52%
Ratios to Average Net AssetsD,E
Expenses before reductions	.47%F	.47%	.55%	.62%	.10%	- %G
Expenses net of fee waivers, if any	.47%F	.47%	.55%	.62%	.10%	-%
Expenses net of all reductions	.47%F	.47%	.55%	.61%	.10%	-%
Net investment income (loss)	1.70%F	1.51%	1.83%	1.52%	1.53%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$7,749	$6,193	$4,303	$3,139	$4,314	$4,597
Portfolio turnover rateE	36%F	69%	86%	19%	115%	23%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$53.82	$51.28
Income from Investment Operations
Net investment income (loss)B	.500	.829
Net realized and unrealized gain (loss)	4.381	3.357
Total from investment operations	4.881	4.186
Distributions from net investment income	(.479)	(.909)
Distributions from net realized gain	(1.522)	(.737)
Total distributions	(2.001)	(1.646)
Net asset value, end of period	$56.70	$53.82
Total ReturnC,D	9.16%	8.31%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G	.37%
Expenses net of fee waivers, if any	.37%G	.37%
Expenses net of all reductions	.37%G	.37%
Net investment income (loss)	1.80%G	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$118	$108
Portfolio turnover rateF	36%G	69%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class K6

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$53.82	$51.28
Income from Investment Operations
Net investment income (loss)B	.528	.869
Net realized and unrealized gain (loss)	4.383	3.369
Total from investment operations	4.911	4.238
Distributions from net investment income	(.509)	(.961)
Distributions from net realized gain	(1.522)	(.737)
Total distributions	(2.031)	(1.698)
Net asset value, end of period	$56.70	$53.82
Total ReturnC,D	9.22%	8.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	.27%G	.27%
Expenses net of fee waivers, if any	.27%G	.27%
Expenses net of all reductions	.27%G	.27%
Net investment income (loss)	1.90%G	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$498	$406
Portfolio turnover rateF	36%G	69%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$53.83	$51.35	$52.53	$62.67	$57.92	$59.58
Income from Investment Operations
Net investment income (loss)A	.473	.779	.890	.812	.909	.913
Net realized and unrealized gain (loss)	4.389	3.282	1.148	2.161	5.048	(.143)
Total from investment operations	4.862	4.061	2.038	2.973	5.957	.770
Distributions from net investment income	(.450)	(.844)	(.943)	(.820)	(.846)	(.910)
Distributions from net realized gain	(1.522)	(.737)	(2.275)	(12.293)	(.361)	(1.520)
Total distributions	(1.972)	(1.581)	(3.218)	(13.113)	(1.207)	(2.430)
Net asset value, end of period	$56.72	$53.83	$51.35	$52.53	$62.67	$57.92
Total ReturnB,C	9.12%	8.05%	4.27%	5.58%	10.45%	1.52%
Ratios to Average Net AssetsD,E
Expenses before reductions	.47%F	.47%	.55%	.62%	.10%	- %G
Expenses net of fee waivers, if any	.47%F	.47%	.55%	.62%	.10%	-%
Expenses net of all reductions	.47%F	.47%	.55%	.61%	.10%	-%
Net investment income (loss)	1.70%F	1.51%	1.83%	1.52%	1.53%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$204	$212	$291	$28	$26	$33
Portfolio turnover rateE	36%F	69%	86%	19%	115%	23%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class Z6

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$53.82	$51.28
Income from Investment Operations
Net investment income (loss)B	.528	.881
Net realized and unrealized gain (loss)	4.392	3.352
Total from investment operations	4.920	4.233
Distributions from net investment income	(.508)	(.956)
Distributions from net realized gain	(1.522)	(.737)
Total distributions	(2.030)	(1.693)
Net asset value, end of period	$56.71	$53.82
Total ReturnC,D	9.24%	8.41%
Ratios to Average Net AssetsE,F
Expenses before reductions	.27%G	.27%
Expenses net of fee waivers, if any	.27%G	.27%
Expenses net of all reductions	.27%G	.27%
Net investment income (loss)	1.90%G	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$118	$108
Portfolio turnover rateF	36%G	69%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Investment Grade Bond Fund	8.8
Fidelity Series Government Bond Index Fund	7.9
Fidelity Series Inflation-Protected Bond Index Fund	7.5
Fidelity Series Large Cap Value Index Fund	7.1
Fidelity Series Corporate Bond Fund	6.5
Fidelity Series Investment Grade Securitized Fund	6.0
Fidelity Series Blue Chip Growth Fund	5.2
Fidelity Series Treasury Bill Index Fund	4.1
Fidelity Series Large Cap Stock Fund	3.7
66.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	26.2%
International Equity Funds	23.9%
Bond Funds	41.1%
Short-Term Funds	8.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2025 Fund℠

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.2%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	139,433	$2,366,183
Fidelity Series Commodity Strategy Fund (a)	241,290	1,136,474
Fidelity Series Large Cap Growth Index Fund (a)	96,737	1,501,352
Fidelity Series Large Cap Stock Fund (a)	100,740	1,650,116
Fidelity Series Large Cap Value Index Fund (a)	243,160	3,182,962
Fidelity Series Small Cap Opportunities Fund (a)	49,147	793,237
Fidelity Series Value Discovery Fund (a)	82,222	1,174,960
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,548,702)		11,805,284

International Equity Funds - 23.9%
Fidelity Series Canada Fund (a)	47,784	541,394
Fidelity Series Emerging Markets Fund (a)	41,147	486,765
Fidelity Series Emerging Markets Opportunities Fund (a)	170,637	4,390,490
Fidelity Series International Growth Fund (a)	80,214	1,401,334
Fidelity Series International Index Fund (a)	52,263	582,738
Fidelity Series International Small Cap Fund (a)	26,094	527,356
Fidelity Series International Value Fund (a)	142,000	1,402,962
Fidelity Series Overseas Fund (a)	116,357	1,402,098
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,908,334)		10,735,137

Bond Funds - 41.1%
Fidelity Series Corporate Bond Fund (a)	259,792	2,930,453
Fidelity Series Emerging Markets Debt Fund (a)	26,357	247,757
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	7,836	83,605
Fidelity Series Floating Rate High Income Fund (a)	5,269	48,214
Fidelity Series Government Bond Index Fund (a)	327,104	3,545,810
Fidelity Series High Income Fund (a)	30,321	284,717
Fidelity Series Inflation-Protected Bond Index Fund (a)	311,957	3,369,137
Fidelity Series International Credit Fund (a)	1,387	14,116
Fidelity Series Investment Grade Bond Fund (a)	333,361	3,946,999
Fidelity Series Investment Grade Securitized Fund (a)	260,209	2,721,789
Fidelity Series Long-Term Treasury Bond Index Fund (a)	126,856	1,121,405
Fidelity Series Real Estate Income Fund (a)	16,637	176,018
TOTAL BOND FUNDS
(Cost $17,939,515)		18,490,020

Short-Term Funds - 8.8%
Fidelity Series Government Money Market Fund 0.11% (a)(b)	1,646,626	1,646,626
Fidelity Series Short-Term Credit Fund (a)	46,115	471,757
Fidelity Series Treasury Bill Index Fund (a)	184,471	1,844,714
TOTAL SHORT-TERM FUNDS
(Cost $3,952,488)		3,963,097
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $41,349,039)		44,993,538
NET OTHER ASSETS (LIABILITIES) - 0.0%		(770)
NET ASSETS - 100%		$44,992,768

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$1,731,467	$1,343,277	$567,769	$671,317	$15,928	$(156,720)	$2,366,183
Fidelity Series Canada Fund	401,127	171,238	84,845	11,344	1,422	52,452	541,394
Fidelity Series Commodity Strategy Fund	807,064	323,401	141,946	4,032	3,155	144,800	1,136,474
Fidelity Series Corporate Bond Fund	2,114,210	1,136,941	283,456	58,432	(918)	(36,324)	2,930,453
Fidelity Series Emerging Markets Debt Fund	202,977	74,969	35,937	5,502	(1,012)	6,760	247,757
Fidelity Series Emerging Markets Debt Local Currency Fund	--	84,425	4,669	489	5	3,844	83,605
Fidelity Series Emerging Markets Fund	338,879	126,227	81,249	6,684	3,744	99,164	486,765
Fidelity Series Emerging Markets Opportunities Fund	3,084,268	1,238,229	752,961	126,496	23,630	797,324	4,390,490
Fidelity Series Floating Rate High Income Fund	44,057	17,722	15,846	1,132	(277)	2,558	48,214
Fidelity Series Government Bond Index Fund	2,500,644	1,428,270	247,235	60,083	(3,965)	(131,904)	3,545,810
Fidelity Series Government Money Market Fund 0.11%	375,792	1,573,419	302,585	582	--	--	1,646,626
Fidelity Series High Income Fund	229,634	91,175	42,168	7,469	179	5,897	284,717
Fidelity Series Inflation-Protected Bond Index Fund	2,381,863	1,133,019	199,981	39,841	(513)	54,749	3,369,137
Fidelity Series International Credit Fund	13,700	697	--	696	--	(281)	14,116
Fidelity Series International Growth Fund	1,063,076	646,780	265,073	201,344	(9,573)	(33,876)	1,401,334
Fidelity Series International Index Fund	436,593	175,241	100,928	11,225	1,018	70,814	582,738
Fidelity Series International Small Cap Fund	356,831	132,398	43,543	4,353	2,416	79,254	527,356
Fidelity Series International Value Fund	1,059,854	457,946	298,434	39,391	2,618	180,978	1,402,962
Fidelity Series Investment Grade Bond Fund	2,789,531	1,599,129	322,350	150,016	(4,270)	(115,041)	3,946,999
Fidelity Series Investment Grade Securitized Fund	1,886,018	1,083,462	208,795	54,677	(1,586)	(37,310)	2,721,789
Fidelity Series Large Cap Growth Index Fund	1,187,938	448,784	316,708	21,104	13,069	168,269	1,501,352
Fidelity Series Large Cap Stock Fund	1,214,524	540,563	297,411	79,586	11,671	180,769	1,650,116
Fidelity Series Large Cap Value Index Fund	2,299,823	969,364	451,532	62,493	12,093	353,214	3,182,962
Fidelity Series Long-Term Treasury Bond Index Fund	746,022	625,695	77,640	82,972	(4,802)	(167,870)	1,121,405
Fidelity Series Overseas Fund	1,065,166	460,746	250,610	16,079	3,355	123,441	1,402,098
Fidelity Series Real Estate Income Fund	132,690	60,236	26,573	7,940	(430)	10,095	176,018
Fidelity Series Short-Term Credit Fund	467,298	5,831	--	5,804	--	(1,372)	471,757
Fidelity Series Small Cap Opportunities Fund	580,227	218,561	176,085	15,892	9,233	161,301	793,237
Fidelity Series Treasury Bill Index Fund	1,881,686	2,079	37,171	2,072	(121)	(1,759)	1,844,714
Fidelity Series Value Discovery Fund	820,735	329,286	138,766	23,887	7,982	155,723	1,174,960
	$32,213,694	$16,499,110	$5,772,266	$1,772,934	$84,051	$1,968,949	$44,993,538

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$11,805,284	$11,805,284	$--	$--
International Equity Funds	10,735,137	10,735,137	--	--
Bond Funds	18,490,020	18,490,020	--	--
Short-Term Funds	3,963,097	3,963,097	--	--
Total Investments in Securities:	$44,993,538	$44,993,538	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $41,349,039)	$44,993,538
Total Investment in Securities (cost $41,349,039)		$44,993,538
Cash		380
Receivable for investments sold		278,776
Receivable for fund shares sold		125,204
Total assets		45,397,898
Liabilities
Payable for investments purchased	$334,781
Payable for fund shares redeemed	52,320
Accrued management fee	17,787
Distribution and service plan fees payable	242
Total liabilities		405,130
Net Assets		$44,992,768
Net Assets consist of:
Paid in capital		$40,858,860
Total accumulated earnings (loss)		4,133,908
Net Assets		$44,992,768
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,140,882 ÷ 19,388.41 shares)A		$58.84
Maximum offering price per share (100/94.25 of $58.84)		$62.43
Fidelity Managed Retirement 2025:
Net Asset Value, offering price and redemption price per share ($42,282,990 ÷ 717,813.57 shares)		$58.91
Class K:
Net Asset Value, offering price and redemption price per share ($119,991 ÷ 2,036.52 shares)		$58.92
Class K6:
Net Asset Value, offering price and redemption price per share ($575,591 ÷ 9,769.39 shares)		$58.92
Class I:
Net Asset Value, offering price and redemption price per share ($753,143 ÷ 12,759.67 shares)		$59.03
Class Z6:
Net Asset Value, offering price and redemption price per share ($120,171 ÷ 2,036.53 shares)		$59.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$454,201
Expenses
Management fee	$90,394
Distribution and service plan fees	1,343
Independent trustees' fees and expenses	55
Total expenses		91,792
Net investment income (loss)		362,409
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	84,051
Capital gain distributions from underlying funds:
Affiliated issuers	1,318,733
Total net realized gain (loss)		1,402,784
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,968,949
Total change in net unrealized appreciation (depreciation)		1,968,949
Net gain (loss)		3,371,733
Net increase (decrease) in net assets resulting from operations		$3,734,142

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$362,409	$434,664
Net realized gain (loss)	1,402,784	441,979
Change in net unrealized appreciation (depreciation)	1,968,949	1,160,042
Net increase (decrease) in net assets resulting from operations	3,734,142	2,036,685
Distributions to shareholders	(1,374,625)	(985,376)
Share transactions - net increase (decrease)	10,419,328	9,798,272
Total increase (decrease) in net assets	12,778,845	10,849,581
Net Assets
Beginning of period	32,213,923	21,364,342
End of period	$44,992,768	$32,213,923

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2025 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$55.13	$52.89	$54.27	$64.30	$59.20	$61.04
Income from Investment Operations
Net investment income (loss)A	.479	.692	.818	.678	.800	.798
Net realized and unrealized gain (loss)	5.139	3.455	1.072	2.470	5.517	(.292)
Total from investment operations	5.618	4.147	1.890	3.148	6.317	.506
Distributions from net investment income	(.442)	(.756)	(.820)	(.654)	(.749)	(.802)
Distributions from net realized gain	(1.466)	(1.151)	(2.450)	(12.524)	(.468)	(1.544)
Total distributions	(1.908)	(1.907)	(3.270)	(13.178)	(1.217)	(2.346)
Net asset value, end of period	$58.84	$55.13	$52.89	$54.27	$64.30	$59.20
Total ReturnB,C,D	10.27%	8.01%	3.87%	5.74%	10.85%	1.03%
Ratios to Average Net AssetsE,F
Expenses before reductions	.73%G	.73%	.84%	.91%	.35%	.25%
Expenses net of fee waivers, if any	.73%G	.73%	.84%	.91%	.35%	.25%
Expenses net of all reductions	.73%G	.73%	.84%	.91%	.35%	.25%
Net investment income (loss)	1.67%G	1.32%	1.59%	1.23%	1.31%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$1,141	$993	$556	$577	$592	$536
Portfolio turnover rateF	31%G	67%	48%	19%	108%	29%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$55.19	$52.92	$54.31	$64.34	$59.22	$61.06
Income from Investment Operations
Net investment income (loss)A	.551	.825	.950	.820	.951	.941
Net realized and unrealized gain (loss)	5.150	3.466	1.062	2.468	5.523	(.293)
Total from investment operations	5.701	4.291	2.012	3.288	6.474	.648
Distributions from net investment income	(.515)	(.870)	(.952)	(.794)	(.886)	(.944)
Distributions from net realized gain	(1.466)	(1.151)	(2.450)	(12.524)	(.468)	(1.544)
Total distributions	(1.981)	(2.021)	(3.402)	(13.318)	(1.354)	(2.488)
Net asset value, end of period	$58.91	$55.19	$52.92	$54.31	$64.34	$59.22
Total ReturnB,C	10.42%	8.30%	4.11%	6.01%	11.13%	1.29%
Ratios to Average Net AssetsD,E
Expenses before reductions	.48%F	.48%	.59%	.66%	.10%	- %G
Expenses net of fee waivers, if any	.48%F	.48%	.59%	.66%	.10%	-%
Expenses net of all reductions	.48%F	.48%	.59%	.66%	.10%	-%
Net investment income (loss)	1.92%F	1.57%	1.84%	1.48%	1.56%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$42,283	$30,093	$20,130	$16,953	$22,122	$27,774
Portfolio turnover rateE	31%F	67%	48%	19%	108%	29%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$55.20	$52.82
Income from Investment Operations
Net investment income (loss)B	.580	.879
Net realized and unrealized gain (loss)	5.143	3.572
Total from investment operations	5.723	4.451
Distributions from net investment income	(.537)	(.920)
Distributions from net realized gain	(1.466)	(1.151)
Total distributions	(2.003)	(2.071)
Net asset value, end of period	$58.92	$55.20
Total ReturnC,D	10.46%	8.63%
Ratios to Average Net AssetsE,F
Expenses before reductions	.38%G	.38%
Expenses net of fee waivers, if any	.38%G	.38%
Expenses net of all reductions	.38%G	.38%
Net investment income (loss)	2.02%G	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$120	$109
Portfolio turnover rateF	31%G	67%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class K6

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$55.20	$52.82
Income from Investment Operations
Net investment income (loss)B	.608	.932
Net realized and unrealized gain (loss)	5.147	3.567
Total from investment operations	5.755	4.499
Distributions from net investment income	(.569)	(.968)
Distributions from net realized gain	(1.466)	(1.151)
Total distributions	(2.035)	(2.119)
Net asset value, end of period	$58.92	$55.20
Total ReturnC,D	10.52%	8.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	.28%G	.28%
Expenses net of fee waivers, if any	.28%G	.28%
Expenses net of all reductions	.28%G	.28%
Net investment income (loss)	2.12%G	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$576	$412
Portfolio turnover rateF	31%G	67%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$55.30	$53.00	$54.38	$64.33	$59.21	$61.06
Income from Investment Operations
Net investment income (loss)A	.552	.831	.906	.835	.953	.943
Net realized and unrealized gain (loss)	5.157	3.463	1.114	2.466	5.521	(.305)
Total from investment operations	5.709	4.294	2.020	3.301	6.474	.638
Distributions from net investment income	(.513)	(.843)	(.950)	(.727)	(.886)	(.944)
Distributions from net realized gain	(1.466)	(1.151)	(2.450)	(12.524)	(.468)	(1.544)
Total distributions	(1.979)	(1.994)	(3.400)	(13.251)	(1.354)	(2.488)
Net asset value, end of period	$59.03	$55.30	$53.00	$54.38	$64.33	$59.21
Total ReturnB,C	10.41%	8.29%	4.12%	6.03%	11.14%	1.27%
Ratios to Average Net AssetsD,E
Expenses before reductions	.48%F	.48%	.57%G	.66%	.10%	- %H
Expenses net of fee waivers, if any	.48%F	.48%	.57%G	.66%	.10%	-%
Expenses net of all reductions	.48%F	.48%	.57%G	.65%	.10%	-%
Net investment income (loss)	1.92%F	1.57%	1.87%	1.49%	1.56%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$753	$498	$678	$28	$79	$78
Portfolio turnover rateE	31%F	67%	48%	19%	108%	29%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class Z6

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$55.28	$52.89
Income from Investment Operations
Net investment income (loss)B	.609	.933
Net realized and unrealized gain (loss)	5.153	3.577
Total from investment operations	5.762	4.510
Distributions from net investment income	(.566)	(.969)
Distributions from net realized gain	(1.466)	(1.151)
Total distributions	(2.032)	(2.120)
Net asset value, end of period	$59.01	$55.28
Total ReturnC,D	10.52%	8.74%
Ratios to Average Net AssetsE,F
Expenses before reductions	.28%G	.28%
Expenses net of fee waivers, if any	.28%G	.28%
Expenses net of all reductions	.28%G	.28%
Net investment income (loss)	2.12%G	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$120	$109
Portfolio turnover rateF	31%G	67%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	10.3
Fidelity Series Investment Grade Bond Fund	8.5
Fidelity Series Large Cap Value Index Fund	8.0
Fidelity Series Government Bond Index Fund	7.6
Fidelity Series Inflation-Protected Bond Index Fund	6.9
Fidelity Series Corporate Bond Fund	6.3
Fidelity Series Blue Chip Growth Fund	5.9
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series Government Money Market Fund 0.11%	4.4
Fidelity Series Large Cap Stock Fund	4.1
67.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.2%
International Equity Funds	25.8%
Bond Funds	39.5%
Short-Term Funds	5.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2030 Fund℠

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.2%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	60,298	$1,023,252
Fidelity Series Commodity Strategy Fund (a)	93,004	438,050
Fidelity Series Large Cap Growth Index Fund (a)	41,846	649,454
Fidelity Series Large Cap Stock Fund (a)	43,562	713,545
Fidelity Series Large Cap Value Index Fund (a)	105,151	1,376,429
Fidelity Series Small Cap Opportunities Fund (a)	21,251	342,998
Fidelity Series Value Discovery Fund (a)	35,555	508,074
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,667,051)		5,051,802

International Equity Funds - 25.8%
Fidelity Series Canada Fund (a)	20,284	229,822
Fidelity Series Emerging Markets Fund (a)	16,754	198,202
Fidelity Series Emerging Markets Opportunities Fund (a)	69,478	1,787,667
Fidelity Series International Growth Fund (a)	34,030	594,507
Fidelity Series International Index Fund (a)	22,174	247,238
Fidelity Series International Small Cap Fund (a)	11,048	223,286
Fidelity Series International Value Fund (a)	60,246	595,230
Fidelity Series Overseas Fund (a)	49,364	594,832
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,981,420)		4,470,784

Bond Funds - 39.5%
Fidelity Series Corporate Bond Fund (a)	96,511	1,088,646
Fidelity Series Emerging Markets Debt Fund (a)	10,192	95,808
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,021	32,239
Fidelity Series Floating Rate High Income Fund (a)	2,047	18,730
Fidelity Series Government Bond Index Fund (a)	121,531	1,317,401
Fidelity Series High Income Fund (a)	11,726	110,108
Fidelity Series Inflation-Protected Bond Index Fund (a)	110,857	1,197,253
Fidelity Series International Credit Fund (a)	545	5,546
Fidelity Series Investment Grade Bond Fund (a)	123,851	1,466,399
Fidelity Series Investment Grade Securitized Fund (a)	96,668	1,011,147
Fidelity Series Long-Term Treasury Bond Index Fund (a)	48,827	431,632
Fidelity Series Real Estate Income Fund (a)	6,433	68,064
TOTAL BOND FUNDS
(Cost $6,874,297)		6,842,973

Short-Term Funds - 5.5%
Fidelity Series Government Money Market Fund 0.11% (a)(b)	769,836	769,836
Fidelity Series Short-Term Credit Fund (a)	3,903	39,924
Fidelity Series Treasury Bill Index Fund (a)	15,008	150,083
TOTAL SHORT-TERM FUNDS
(Cost $959,409)		959,843
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $16,482,177)		17,325,402
NET OTHER ASSETS (LIABILITIES) - 0.0%		(263)
NET ASSETS - 100%		$17,325,139

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$366,396	$924,457	$213,295	$230,940	$(15,665)	$(38,641)	$1,023,252
Fidelity Series Canada Fund	83,339	164,023	32,872	4,084	1,418	13,914	229,822
Fidelity Series Commodity Strategy Fund	152,479	292,585	51,265	1,184	3,044	41,207	438,050
Fidelity Series Corporate Bond Fund	385,687	810,658	96,889	17,974	155	(10,965)	1,088,646
Fidelity Series Emerging Markets Debt Fund	38,055	69,276	12,980	1,730	68	1,389	95,808
Fidelity Series Emerging Markets Debt Local Currency Fund	--	31,798	720	158	(9)	1,170	32,239
Fidelity Series Emerging Markets Fund	67,536	127,906	30,994	2,283	738	33,016	198,202
Fidelity Series Emerging Markets Opportunities Fund	613,874	1,153,275	245,076	43,564	6,379	259,215	1,787,667
Fidelity Series Floating Rate High Income Fund	8,612	16,178	6,792	376	9	723	18,730
Fidelity Series Government Bond Index Fund	456,266	998,130	96,597	18,502	(1,689)	(38,709)	1,317,401
Fidelity Series Government Money Market Fund 0.11%	110,006	736,595	76,765	296	--	--	769,836
Fidelity Series High Income Fund	44,143	82,634	18,545	2,439	192	1,684	110,108
Fidelity Series Inflation-Protected Bond Index Fund	414,686	849,627	82,095	12,475	(137)	15,172	1,197,253
Fidelity Series International Credit Fund	3,022	2,751	113	274	2	(116)	5,546
Fidelity Series International Growth Fund	220,906	503,242	104,293	72,423	(3,034)	(22,314)	594,507
Fidelity Series International Index Fund	90,712	173,874	38,635	4,039	(259)	21,546	247,238
Fidelity Series International Small Cap Fund	74,135	143,705	20,343	1,549	897	24,892	223,286
Fidelity Series International Value Fund	220,236	429,954	107,590	14,171	6,055	46,575	595,230
Fidelity Series Investment Grade Bond Fund	508,924	1,111,711	118,148	46,229	(2,502)	(33,586)	1,466,399
Fidelity Series Investment Grade Securitized Fund	344,137	757,000	78,259	17,016	(806)	(10,925)	1,011,147
Fidelity Series Large Cap Growth Index Fund	251,357	450,810	111,430	7,724	628	58,089	649,454
Fidelity Series Large Cap Stock Fund	256,997	504,008	110,558	24,328	3,995	59,103	713,545
Fidelity Series Large Cap Value Index Fund	486,669	944,337	169,578	22,883	6,104	108,897	1,376,429
Fidelity Series Long-Term Treasury Bond Index Fund	140,647	377,406	32,432	27,165	(1,370)	(52,619)	431,632
Fidelity Series Overseas Fund	221,336	434,791	96,821	5,784	2,564	32,962	594,832
Fidelity Series Real Estate Income Fund	26,004	52,675	13,721	2,643	(216)	3,322	68,064
Fidelity Series Short-Term Credit Fund	39,547	493	--	491	--	(116)	39,924
Fidelity Series Small Cap Opportunities Fund	122,766	227,282	63,558	5,665	2,141	54,367	342,998
Fidelity Series Treasury Bill Index Fund	168,040	186	17,975	185	(54)	(114)	150,083
Fidelity Series Value Discovery Fund	173,663	338,975	56,585	8,739	3,250	48,771	508,074
	$6,090,177	$12,710,342	$2,104,924	$597,313	$11,898	$617,909	$17,325,402

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$5,051,802	$5,051,802	$--	$--
International Equity Funds	4,470,784	4,470,784	--	--
Bond Funds	6,842,973	6,842,973	--	--
Short-Term Funds	959,843	959,843	--	--
Total Investments in Securities:	$17,325,402	$17,325,402	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $16,482,177)	$17,325,402
Total Investment in Securities (cost $16,482,177)		$17,325,402
Cash		178
Receivable for investments sold		114,165
Receivable for fund shares sold		14,367
Total assets		17,454,112
Liabilities
Payable for investments purchased	$122,355
Accrued management fee	6,507
Distribution and service plan fees payable	111
Total liabilities		128,973
Net Assets		$17,325,139
Net Assets consist of:
Paid in capital		$16,324,624
Total accumulated earnings (loss)		1,000,515
Net Assets		$17,325,139
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($539,782 ÷ 46,270.00 shares)A		$11.67
Maximum offering price per share (100/94.25 of $11.67)		$12.38
Fidelity Managed Retirement 2030 Fund:
Net Asset Value, offering price and redemption price per share ($15,853,133 ÷ 1,359,202.70 shares)		$11.66
Class K:
Net Asset Value, offering price and redemption price per share ($203,951 ÷ 17,461.79 shares)		$11.68
Class K6:
Net Asset Value, offering price and redemption price per share ($206,983 ÷ 17,718.65 shares)		$11.68
Class I:
Net Asset Value, offering price and redemption price per share ($316,826 ÷ 27,133.19 shares)		$11.68
Class Z6:
Net Asset Value, offering price and redemption price per share ($204,464 ÷ 17,503.00 shares)		$11.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$152,678
Expenses
Management fee	$28,522
Distribution and service plan fees	499
Independent trustees' fees and expenses	15
Total expenses		29,036
Net investment income (loss)		123,642
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	11,898
Capital gain distributions from underlying funds:
Affiliated issuers	444,635
Total net realized gain (loss)		456,533
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	617,909
Total change in net unrealized appreciation (depreciation)		617,909
Net gain (loss)		1,074,442
Net increase (decrease) in net assets resulting from operations		$1,198,084

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	For the period August 16, 2019 (commencement of operations) to July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$123,642	$40,909
Net realized gain (loss)	456,533	(18,750)
Change in net unrealized appreciation (depreciation)	617,909	225,316
Net increase (decrease) in net assets resulting from operations	1,198,084	247,475
Distributions to shareholders	(394,983)	(50,061)
Share transactions - net increase (decrease)	10,431,746	5,892,878
Total increase (decrease) in net assets	11,234,847	6,090,292
Net Assets
Beginning of period	6,090,292	–
End of period	$17,325,139	$6,090,292

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2030 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$10.00
Income from Investment Operations
Net investment income (loss)B	.102	.104
Net realized and unrealized gain (loss)	1.107	.837
Total from investment operations	1.209	.941
Distributions from net investment income	(.089)	(.121)
Distributions from net realized gain	(.230)	(.040)
Total distributions	(.319)	(.161)
Net asset value, end of period	$11.67	$10.78
Total ReturnC,D	11.27%	9.46%
Ratios to Average Net AssetsE,F
Expenses before reductions	.73%G	.73%G
Expenses net of fee waivers, if any	.73%G	.73%G
Expenses net of all reductions	.73%G	.73%G
Net investment income (loss)	1.81%G	1.06%G
Supplemental Data
Net assets, end of period (000 omitted)	$540	$300
Portfolio turnover rateF	35%G	117%G

 A For the period August 16, 2019 (commencement of operations) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$10.00
Income from Investment Operations
Net investment income (loss)B	.116	.127
Net realized and unrealized gain (loss)	1.105	.832
Total from investment operations	1.221	.959
Distributions from net investment income	(.101)	(.149)
Distributions from net realized gain	(.230)	(.040)
Total distributions	(.331)	(.189)
Net asset value, end of period	$11.66	$10.77
Total ReturnC	11.40%	9.66%
Ratios to Average Net AssetsD,E
Expenses before reductions	.48%F	.48%F
Expenses net of fee waivers, if any	.48%F	.48%F
Expenses net of all reductions	.48%F	.48%F
Net investment income (loss)	2.06%F	1.31%F
Supplemental Data
Net assets, end of period (000 omitted)	$15,853	$4,986
Portfolio turnover rateE	35%F	117%F

 A For the period August 16, 2019 (commencement of operations) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$10.00
Income from Investment Operations
Net investment income (loss)B	.122	.138
Net realized and unrealized gain (loss)	1.110	.832
Total from investment operations	1.232	.970
Distributions from net investment income	(.102)	(.150)
Distributions from net realized gain	(.230)	(.040)
Total distributions	(.332)	(.190)
Net asset value, end of period	$11.68	$10.78
Total ReturnC	11.49%	9.77%
Ratios to Average Net AssetsD,E
Expenses before reductions	.38%F	.38%F
Expenses net of fee waivers, if any	.38%F	.38%F
Expenses net of all reductions	.38%F	.38%F
Net investment income (loss)	2.16%F	1.41%F
Supplemental Data
Net assets, end of period (000 omitted)	$204	$183
Portfolio turnover rateE	35%F	117%F

 A For the period August 16, 2019 (commencement of operations) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund Class K6

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.79	$10.00
Income from Investment Operations
Net investment income (loss)B	.128	.148
Net realized and unrealized gain (loss)	1.100	.840
Total from investment operations	1.228	.988
Distributions from net investment income	(.108)	(.158)
Distributions from net realized gain	(.230)	(.040)
Total distributions	(.338)	(.198)
Net asset value, end of period	$11.68	$10.79
Total ReturnC	11.44%	9.95%
Ratios to Average Net AssetsD,E
Expenses before reductions	.28%F	.28%F
Expenses net of fee waivers, if any	.28%F	.28%F
Expenses net of all reductions	.28%F	.28%F
Net investment income (loss)	2.26%F	1.51%F
Supplemental Data
Net assets, end of period (000 omitted)	$207	$183
Portfolio turnover rateE	35%F	117%F

 A For the period August 16, 2019 (commencement of operations) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$10.00
Income from Investment Operations
Net investment income (loss)B	.117	.128
Net realized and unrealized gain (loss)	1.111	.833
Total from investment operations	1.228	.961
Distributions from net investment income	(.098)	(.141)
Distributions from net realized gain	(.230)	(.040)
Total distributions	(.328)	(.181)
Net asset value, end of period	$11.68	$10.78
Total ReturnC	11.45%	9.67%
Ratios to Average Net AssetsD,E
Expenses before reductions	.48%F	.48%F
Expenses net of fee waivers, if any	.48%F	.48%F
Expenses net of all reductions	.48%F	.48%F
Net investment income (loss)	2.06%F	1.31%F
Supplemental Data
Net assets, end of period (000 omitted)	$317	$254
Portfolio turnover rateE	35%F	117%F

 A For the period August 16, 2019 (commencement of operations) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund Class Z6

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.79	$10.00
Income from Investment Operations
Net investment income (loss)B	.128	.148
Net realized and unrealized gain (loss)	1.100	.840
Total from investment operations	1.228	.988
Distributions from net investment income	(.108)	(.158)
Distributions from net realized gain	(.230)	(.040)
Total distributions	(.338)	(.198)
Net asset value, end of period	$11.68	$10.79
Total ReturnC	11.44%	9.95%
Ratios to Average Net AssetsD,E
Expenses before reductions	.28%F	.28%F
Expenses net of fee waivers, if any	.28%F	.28%F
Expenses net of all reductions	.28%F	.28%F
Net investment income (loss)	2.26%F	1.51%F
Supplemental Data
Net assets, end of period (000 omitted)	$204	$183
Portfolio turnover rateE	35%F	117%F

 A For the period August 16, 2019 (commencement of operations) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021

1. Organization.

Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund and Fidelity Managed Retirement 2030 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers the following classes of shares: Class A, Fidelity Managed Retirement shares, Class K, Class K6, Class I and Class Z6. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class. Class K, Class K6 and Class Z6 of each Fund, with the exception of Fidelity Managed Retirement 2030 Fund, commenced sale of shares on August 1, 2019.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) as an investment of the Fund but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of January 31, 2021 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of any underlying mutual funds or exchange-traded funds (ETFs) expenses through the impact of these expenses on each underlying mutual fund's or exchange-traded fund's (ETFs) NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Managed Retirement Income Fund	$16,659,219	$1,145,096	$(83,747)	$1,061,349
Fidelity Managed Retirement 2010 Fund	7,571,400	660,642	(25,232)	635,410
Fidelity Managed Retirement 2015 Fund	7,377,091	658,662	(32,124)	626,538
Fidelity Managed Retirement 2020 Fund	8,442,198	767,779	(45,858)	721,921
Fidelity Managed Retirement 2025 Fund	41,488,529	3,773,135	(268,126)	3,505,009
Fidelity Managed Retirement 2030 Fund	16,535,140	999,908	(209,646)	790,262

Due to large subscriptions in a prior period, Fidelity Managed Retirement 2030 Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Managed Retirement Income Fund	4,820,517	2,770,626
Fidelity Managed Retirement 2010 Fund	1,365,848	1,256,191
Fidelity Managed Retirement 2015 Fund	2,027,225	1,076,043
Fidelity Managed Retirement 2020 Fund	3,055,230	1,460,115
Fidelity Managed Retirement 2025 Fund	16,499,110	5,772,266
Fidelity Managed Retirement 2030 Fund	12,710,342	2,104,924

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

For the reporting period, the total annual management fee rate for each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, Retail and I)	Annual % of Class-Level Average Net Assets (Classes K, K6 and Z6)
Fidelity Managed Retirement Income Fund	.45%	.35%
Fidelity Managed Retirement 2010 Fund	.46%	.36%
Fidelity Managed Retirement 2015 Fund	.47%	.37%
Fidelity Managed Retirement 2020 Fund	.47%	.37%
Fidelity Managed Retirement 2025 Fund	.48%	.38%
Fidelity Managed Retirement 2030 Fund	.48%	.38%

Under the expense contract, the investment adviser pays class-level expenses for Classes K6 and Z6 of each Fund as necessary so that Classes K6 and Z6 total expenses do not exceed certain amounts of Classes K6 and Z6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Classes K6 and Z6)
Fidelity Managed Retirement Income Fund	.25%
Fidelity Managed Retirement 2010 Fund	.26%
Fidelity Managed Retirement 2015 Fund	.27%
Fidelity Managed Retirement 2020 Fund	.27%
Fidelity Managed Retirement 2025 Fund	.28%
Fidelity Managed Retirement 2030 Fund	.28%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Managed Retirement Income Fund
Class A	-%	.25%	$609	$–
Fidelity Managed Retirement 2010 Fund
Class A	-%	.25%	$250	$–
Fidelity Managed Retirement 2015 Fund
Class A	-%	.25%	$1,805	$–
Fidelity Managed Retirement 2020 Fund
Class A	-%	.25%	$499	$11
Fidelity Managed Retirement 2025 Fund
Class A	-%	.25%	$1,343	$–
Fidelity Managed Retirement 2030 Fund
Class A	-%	.25%	$499	$237

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is 1.00% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Managed Retirement Income Fund
Class A	$455
Fidelity Managed Retirement 2010 Fund
Class A	$–
Fidelity Managed Retirement 2015 Fund
Class A	$–
Fidelity Managed Retirement 2020 Fund
Class A	$–
Fidelity Managed Retirement 2025 Fund
Class A	$473
Fidelity Managed Retirement 2030 Fund
Class A	$683

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2021	Year ended July 31, 2020(a),(b)
Fidelity Managed Retirement Income Fund
Distributions to shareholders
Class A	$10,140	$5,373
Fidelity Managed Retirement Income	322,241	163,342
Class K	2,293	2,469
Class K6	3,961	4,286
Class I	5,946	1,500
Class Z6	2,354	2,572
Total	$346,935	$179,542
Fidelity Managed Retirement 2010 Fund
Distributions to shareholders
Class A	$5,789	$5,526
Fidelity Managed Retirement 2010	223,624	261,431
Class K	3,520	3,116
Class K6	5,399	3,473
Class I	3,628	3,147
Class Z6	5,616	3,521
Total	$247,576	$280,214
Fidelity Managed Retirement 2015 Fund
Distributions to shareholders
Class A	$45,104	$16,767
Fidelity Managed Retirement 2015	170,643	135,472
Class K	3,535	3,257
Class K6	3,734	3,350
Class I	8,802	8,874
Class Z6	3,594	9,456
Total	$235,412	$177,176
Fidelity Managed Retirement 2020 Fund
Distributions to shareholders
Class A	$13,648	$664
Fidelity Managed Retirement 2020	246,646	151,037
Class K	4,062	3,242
Class K6	16,201	4,294
Class I	7,574	5,679
Class Z6	4,126	3,337
Total	$292,257	$168,253
Fidelity Managed Retirement 2025 Fund
Distributions to shareholders
Class A	$35,829	$27,382
Fidelity Managed Retirement 2025	1,290,155	909,276
Class K	3,974	3,971
Class K6	17,584	21,421
Class I	23,053	19,263
Class Z6	4,030	4,063
Total	$1,374,625	$985,376
Fidelity Managed Retirement 2030 Fund
Distributions to shareholders
Class A	$12,426	$3,496
Fidelity Managed Retirement 2030 Fund	356,285	33,333
Class K	5,664	3,179
Class K6	5,813	3,628
Class I	9,018	3,111
Class Z6	5,777	3,314
Total	$394,983	$50,061

 (a) Except for Fidelity Management Retirement 2030 Fund, prior fiscal year distributions for Class K, K6 and Z6 are for the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 (b) For Fidelity Management Retirement 2030 Fund, prior fiscal year distributions are for the period August 16, 2019 (commencement of operations) to July 31, 2020.

6. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2021	Year endedJuly 31, 2020(a),(b)	Six months ended January 31, 2021	Year endedJuly 31, 2020(a),(b)
Fidelity Managed Retirement Income Fund
Class A
Shares sold	1,597	2,961	$98,315	$172,135
Issued in exchange for the shares of Fidelity Managed Retirement 2005 Fund	–	3,783	–	227,013
Reinvestment of distributions	160	90	9,894	5,242
Shares redeemed	(1,053)	(2,404)	(64,989)	(133,759)
Net increase (decrease)	704	4,430	$43,220	$270,631
Fidelity Managed Retirement Income
Shares sold	70,604	95,756	$4,337,742	$5,601,494
Issued in exchange for the shares of Fidelity Managed Retirement 2005 Fund	–	80,057	–	4,801,815
Reinvestment of distributions	4,816	2,153	297,258	125,471
Shares redeemed	(40,892)	(51,814)	(2,513,077)	(2,986,202)
Net increase (decrease)	34,528	126,152	$2,121,923	$7,542,578
Class K
Shares sold	–	1,730	$–	$100,006
Issued in exchange for the shares of Fidelity Managed Retirement 2005 Fund	–	1,773	–	106,390
Reinvestment of distributions	37	42	2,293	2,469
Shares redeemed	–	(1,773)	–	(106,390)
Net increase (decrease)	37	1,772	$2,293	$102,475
Class K6
Shares sold	2,391	7,492	$148,072	$434,829
Issued in exchange for the shares of Fidelity Managed Retirement 2005 Fund	–	1,825	–	109,422
Reinvestment of distributions	65	74	3,961	4,286
Shares redeemed	(5,361)	(2,210)	(331,674)	(131,868)
Net increase (decrease)	(2,905)	7,181	$(179,641)	$416,669
Class I
Issued in exchange for the shares of Fidelity Managed Retirement 2005 Fund	–	4,654	$–	$279,419
Reinvestment of distributions	89	26	5,522	1,500
Shares redeemed	(479)	(1,382)	(29,498)	(78,322)
Net increase (decrease)	(390)	3,298	$(23,976)	$202,597
Class Z6
Shares sold	–	1,730	$–	$100,010
Issued in exchange for the shares of Fidelity Managed Retirement 2005 Fund	–	1,776	–	106,492
Reinvestment of distributions	38	44	2,354	2,572
Shares redeemed	–	(1,776)	–	(106,492)
Net increase (decrease)	38	1,774	$2,354	$102,582
Fidelity Managed Retirement 2010 Fund
Class A
Shares sold	2,230	42	$136,332	$2,450
Reinvestment of distributions	97	97	5,789	5,526
Shares redeemed	(29)	(527)	(1,714)	(28,489)
Net increase (decrease)	2,298	(388)	$140,407	$(20,513)
Fidelity Managed Retirement 2010
Shares sold	6,304	16,045	$376,182	$915,896
Reinvestment of distributions	3,471	3,708	207,767	210,481
Shares redeemed	(10,335)	(59,561)	(616,941)	(3,354,700)
Net increase (decrease)	(560)	(39,808)	$(32,992)	$(2,228,323)
Class K
Shares sold	–	1,773	$–	$100,000
Reinvestment of distributions	59	55	3,520	3,116
Net increase (decrease)	59	1,828	$3,520	$103,116
Class K6
Shares sold	53	2,669	$3,159	$151,341
Reinvestment of distributions	90	61	5,399	3,473
Shares redeemed	(19)	(10)	(1,136)	(564)
Net increase (decrease)	124	2,720	$7,422	$154,250
Class I
Shares sold	1	3	$78	$183
Reinvestment of distributions	61	55	3,628	3,146
Shares redeemed	(97)	(96)	(5,891)	(5,396)
Net increase (decrease)	(35)	(38)	$(2,185)	$(2,067)
Class Z6
Shares sold	–	2,881	$–	$163,800
Reinvestment of distributions	94	62	5,616	3,521
Shares redeemed	(42)	(72)	(2,538)	(4,160)
Net increase (decrease)	52	2,871	$3,078	$163,161
Fidelity Managed Retirement 2015 Fund
Class A
Shares sold	8,606	21,213	$486,347	$1,098,855
Reinvestment of distributions	788	313	45,104	16,767
Shares redeemed	(1,357)	(7,675)	(77,716)	(406,811)
Net increase (decrease)	8,037	13,851	$453,735	$708,811
Fidelity Managed Retirement 2015
Shares sold	17,354	34,327	$998,963	$1,833,919
Reinvestment of distributions	2,863	2,138	163,940	114,384
Shares redeemed	(12,218)	(20,581)	(695,078)	(1,090,299)
Net increase (decrease)	7,999	15,884	$467,825	$858,004
Class K
Shares sold	–	1,884	$–	$100,000
Reinvestment of distributions	62	61	3,535	3,256
Net increase (decrease)	62	1,945	$3,535	$103,256
Class K6
Shares sold	12	1,950	$708	$103,563
Reinvestment of distributions	65	63	3,734	3,350
Net increase (decrease)	77	2,013	$4,442	$106,913
Class I
Shares sold	–	939	$–	$49,440
Reinvestment of distributions	154	166	8,802	8,874
Shares redeemed	(270)	(1,574)	(15,814)	(84,118)
Net increase (decrease)	(116)	(469)	$(7,012)	$(25,804)
Class Z6
Shares sold	–	8,483	$–	$456,007
Reinvestment of distributions	63	176	3,594	9,456
Shares redeemed	–	(6,713)	–	(356,110)
Net increase (decrease)	63	1,946	$3,594	$109,353
Fidelity Managed Retirement 2020 Fund
Class A
Shares sold	6,265	4,071	$334,508	$206,022
Reinvestment of distributions	243	13	13,648	664
Shares redeemed	(985)	(1,579)	(54,945)	(81,863)
Net increase (decrease)	5,523	2,505	$293,211	$124,823
Fidelity Managed Retirement 2020
Shares sold	32,291	59,096	$1,811,403	$3,008,096
Reinvestment of distributions	4,147	2,463	231,715	127,930
Shares redeemed	(14,842)	(30,282)	(825,347)	(1,522,054)
Net increase (decrease)	21,596	31,277	$1,217,771	$1,613,972
Class K
Shares sold	–	1,950	$–	$100,000
Reinvestment of distributions	73	62	4,062	3,242
Net increase (decrease)	73	2,012	$4,062	$103,242
Class K6
Shares sold	2,360	7,461	$135,129	$394,204
Reinvestment of distributions	290	83	16,201	4,294
Shares redeemed	(1,413)	–	(80,311)	–
Net increase (decrease)	1,237	7,544	$71,019	$398,498
Class I
Shares sold	–	790	$–	$38,069
Reinvestment of distributions	134	106	7,488	5,509
Shares redeemed	(481)	(2,618)	(27,292)	(133,829)
Net increase (decrease)	(347)	(1,722)	$(19,804)	$(90,251)
Class Z6
Shares sold	–	1,950	$–	$100,000
Reinvestment of distributions	74	64	4,126	3,337
Net increase (decrease)	74	2,014	$4,126	$103,337
Fidelity Managed Retirement 2025 Fund
Class A
Shares sold	1,520	7,638	$88,270	$411,467
Reinvestment of distributions	619	513	35,829	27,382
Shares redeemed	(763)	(661)	(44,640)	(35,093)
Net increase (decrease)	1,376	7,490	$79,459	$403,756
Fidelity Managed Retirement 2025
Shares sold	232,860	303,562	$13,471,345	$16,048,520
Reinvestment of distributions	20,140	14,686	1,168,595	781,612
Shares redeemed	(80,431)	(153,379)	(4,652,000)	(7,832,474)
Net increase (decrease)	172,569	164,869	$9,987,940	$8,997,658
Class K
Shares sold	–	1,893	$–	$100,000
Reinvestment of distributions	69	75	3,974	3,971
Net increase (decrease)	69	1,968	$3,974	$103,971
Class K6
Shares sold	4,419	26,559	$257,587	$1,442,572
Reinvestment of distributions	303	399	17,584	21,421
Shares redeemed	(2,425)	(19,486)	(143,865)	(1,068,818)
Net increase (decrease)	2,297	7,472	$131,306	$395,175
Class I
Shares sold	3,421	2,091	$193,212	$109,870
Reinvestment of distributions	396	342	23,053	18,184
Shares redeemed	(62)	(6,216)	(3,646)	(334,404)
Net increase (decrease)	3,755	(3,783)	$212,619	$(206,350)
Class Z6
Shares sold	–	1,891	$–	$100,000
Reinvestment of distributions	70	76	4,030	4,062
Net increase (decrease)	70	1,967	$4,030	$104,062
Fidelity Managed Retirement 2030 Fund
Class A
Shares sold	17,348	27,514	$199,862	$273,875
Reinvestment of distributions	1,075	333	12,426	3,496
Net increase (decrease)	18,423	27,847	$212,288	$277,371
Fidelity Managed Retirement 2030 Fund
Shares sold	980,599	689,665	$11,094,780	$7,123,467
Reinvestment of distributions	29,674	3,188	342,595	33,308
Shares redeemed	(113,850)	(230,074)	(1,278,846)	(2,289,429)
Net increase (decrease)	896,423	462,779	$10,158,529	$4,867,346
Class K
Shares sold	–	16,666	$–	$166,660
Reinvestment of distributions	492	304	5,664	3,179
Net increase (decrease)	492	16,970	$5,664	$169,839
Class K6
Shares sold	211	18,661	$2,437	$186,852
Reinvestment of distributions	505	347	5,813	3,628
Shares redeemed	–	(2,006)	–	(18,404)
Net increase (decrease)	716	17,002	$8,250	$172,076
Class I
Shares sold	4,788	23,316	$56,000	$233,650
Reinvestment of distributions	781	298	9,018	3,111
Shares redeemed	(2,000)	(50)	(23,980)	(489)
Net increase (decrease)	3,569	23,564	$41,038	$236,272
Class Z6
Shares sold	18	16,666	$200	$166,660
Reinvestment of distributions	502	317	5,777	3,314
Net increase (decrease)	520	16,983	$5,977	$169,974

 (a) Except for Fidelity Management Retirement 2030 Fund, prior fiscal year share transactions for Class K, K6 and Z6 are for the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 (b) For Fidelity Management Retirement 2030 Fund, prior fiscal year share transactions are for the period August 16, 2019 (commencement of operations) to July 31, 2020.

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

9. Prior Fiscal Year Merger Information.

On July 17,2020, Fidelity Managed Retirement Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Managed Retirement 2005 Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of each class of Fidelity Managed Retirement Income Fund for corresponding shares then outstanding of the Target Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $5,630,551, including securities of $5,628,854 and unrealized appreciation of $318,951, was combined with the Fidelity Managed Retirement Income Fund net assets of $9,657,715 for total net assets after the acquisition of $15,288,266.

Pro forma results of operations of the combined entity for the entire period ended July 31, 2020, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$205,237
Total net realized gain (loss)	100,256
Total change in net unrealized appreciation (depreciation)	632,033
Net increase (decrease) in net assets resulting from operations	$937,526

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that has been included in Fidelity Managed Retirement Income Fund Statement of Operations since July 17, 2020.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity Managed Retirement Income Fund
Class A	.70%
Actual		$1,000.00	$1,044.10	$3.61
Hypothetical-C		$1,000.00	$1,021.68	$3.57
Fidelity Managed Retirement Income	.45%
Actual		$1,000.00	$1,045.40	$2.32
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class K	.35%
Actual		$1,000.00	$1,045.80	$1.80
Hypothetical-C		$1,000.00	$1,023.44	$1.79
Class K6	.25%
Actual		$1,000.00	$1,046.40	$1.29
Hypothetical-C		$1,000.00	$1,023.95	$1.28
Class I	.45%
Actual		$1,000.00	$1,045.30	$2.32
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class Z6	.25%
Actual		$1,000.00	$1,046.40	$1.29
Hypothetical-C		$1,000.00	$1,023.95	$1.28
Fidelity Managed Retirement 2010 Fund
Class A	.71%
Actual		$1,000.00	$1,057.70	$3.68
Hypothetical-C		$1,000.00	$1,021.63	$3.62
Fidelity Managed Retirement 2010	.46%
Actual		$1,000.00	$1,059.00	$2.39
Hypothetical-C		$1,000.00	$1,022.89	$2.35
Class K	.36%
Actual		$1,000.00	$1,059.40	$1.87
Hypothetical-C		$1,000.00	$1,023.39	$1.84
Class K6	.26%
Actual		$1,000.00	$1,059.90	$1.35
Hypothetical-C		$1,000.00	$1,023.89	$1.33
Class I	.46%
Actual		$1,000.00	$1,058.80	$2.39
Hypothetical-C		$1,000.00	$1,022.89	$2.35
Class Z6	.26%
Actual		$1,000.00	$1,059.90	$1.35
Hypothetical-C		$1,000.00	$1,023.89	$1.33
Fidelity Managed Retirement 2015 Fund
Class A	.72%
Actual		$1,000.00	$1,073.90	$3.76
Hypothetical-C		$1,000.00	$1,021.58	$3.67
Fidelity Managed Retirement 2015	.47%
Actual		$1,000.00	$1,075.30	$2.46
Hypothetical-C		$1,000.00	$1,022.84	$2.40
Class K	.37%
Actual		$1,000.00	$1,075.80	$1.94
Hypothetical-C		$1,000.00	$1,023.34	$1.89
Class K6	.27%
Actual		$1,000.00	$1,076.40	$1.41
Hypothetical-C		$1,000.00	$1,023.84	$1.38
Class I	.47%
Actual		$1,000.00	$1,075.20	$2.46
Hypothetical-C		$1,000.00	$1,022.84	$2.40
Class Z6	.27%
Actual		$1,000.00	$1,076.30	$1.41
Hypothetical-C		$1,000.00	$1,023.84	$1.38
Fidelity Managed Retirement 2020 Fund
Class A	.72%
Actual		$1,000.00	$1,089.90	$3.79
Hypothetical-C		$1,000.00	$1,021.58	$3.67
Fidelity Managed Retirement 2020	.47%
Actual		$1,000.00	$1,091.20	$2.48
Hypothetical-C		$1,000.00	$1,022.84	$2.40
Class K	.37%
Actual		$1,000.00	$1,091.60	$1.95
Hypothetical-C		$1,000.00	$1,023.34	$1.89
Class K6	.27%
Actual		$1,000.00	$1,092.20	$1.42
Hypothetical-C		$1,000.00	$1,023.84	$1.38
Class I	.47%
Actual		$1,000.00	$1,091.20	$2.48
Hypothetical-C		$1,000.00	$1,022.84	$2.40
Class Z6	.27%
Actual		$1,000.00	$1,092.40	$1.42
Hypothetical-C		$1,000.00	$1,023.84	$1.38
Fidelity Managed Retirement 2025 Fund
Class A	.73%
Actual		$1,000.00	$1,102.70	$3.87
Hypothetical-C		$1,000.00	$1,021.53	$3.72
Fidelity Managed Retirement 2025	.48%
Actual		$1,000.00	$1,104.20	$2.55
Hypothetical-C		$1,000.00	$1,022.79	$2.45
Class K	.38%
Actual		$1,000.00	$1,104.60	$2.02
Hypothetical-C		$1,000.00	$1,023.29	$1.94
Class K6	.28%
Actual		$1,000.00	$1,105.20	$1.49
Hypothetical-C		$1,000.00	$1,023.79	$1.43
Class I	.48%
Actual		$1,000.00	$1,104.10	$2.55
Hypothetical-C		$1,000.00	$1,022.79	$2.45
Class Z6	.28%
Actual		$1,000.00	$1,105.20	$1.49
Hypothetical-C		$1,000.00	$1,023.79	$1.43
Fidelity Managed Retirement 2030 Fund
Class A	.73%
Actual		$1,000.00	$1,112.70	$3.89
Hypothetical-C		$1,000.00	$1,021.53	$3.72
Fidelity Managed Retirement 2030 Fund	.48%
Actual		$1,000.00	$1,114.00	$2.56
Hypothetical-C		$1,000.00	$1,022.79	$2.45
Class K	.38%
Actual		$1,000.00	$1,114.90	$2.03
Hypothetical-C		$1,000.00	$1,023.29	$1.94
Class K6	.28%
Actual		$1,000.00	$1,114.40	$1.49
Hypothetical-C		$1,000.00	$1,023.79	$1.43
Class I	.48%
Actual		$1,000.00	$1,114.50	$2.56
Hypothetical-C		$1,000.00	$1,022.79	$2.45
Class Z6	.28%
Actual		$1,000.00	$1,114.40	$1.49
Hypothetical-C		$1,000.00	$1,023.79	$1.43

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Managed Retirement Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unified fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance (for each fund except Managed Retirement 2030 Fund).  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board considered that each fund's investment objective is intended to support a payment strategy designed to be administered through a complementary systematic withdrawal plan that enables shareholders to receive regular payments from the fund.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance. Each fund (except Managed Retirement 2020 Fund) underperformed its benchmark for the one- and three-year periods ended May 31, 2020, and for Managed Retirement 2020 Fund, the fund underperformed its benchmark for the one- and three-year periods ended January 31, 2020, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods. Due to the characteristics of the funds, no peer group performance information was considered by the Board. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Investment Performance (for Managed Retirement 2030 Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. The Board considered that the charts below reflect the funds' fee structure effective June 1, 2017, as if it was in effect for the entire year, as applicable.

Fidelity Managed Retirement 2010 Fund

Fidelity Managed Retirement 2015 Fund

Fidelity Managed Retirement 2020 Fund

Fidelity Managed Retirement 2025 Fund

Fidelity Managed Retirement 2030 Fund

Fidelity Managed Retirement Income Fund

The Board compared each fund's class-level management fee rate for the current fiscal year relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2019. The Board noted that each fund's class-level management fee rate ranks above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2019. The Board noted that each fund's unified fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees, similar to the fee structure in place for each fund prior to June 1, 2017.

Furthermore, the Board considered that, on March 6, 2019, it had approved an amended and restated management contract for each fund (effective April 1, 2019) that lowered each fund's management fee by 1.5 BP to 17 BP, depending on the vintage, and that the charts above reflect the funds' fee structure for 2019 as if it was in effect for the entire year.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's class-level management fee rate under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unified fee arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board considered the total expense ratio of each class of each fund compared to the median total expenses for competitor funds (including expenses of underlying funds) based on competitive data for 2019. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund (including expenses of the Series Funds) ranked below the competitive median for 2019.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each of Class Z6 and Class K6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

MRI-SANN-0321
1.9881730.103

Fidelity Simplicity RMD Income Fund℠
Fidelity Simplicity RMD 2010 Fund℠
Fidelity Simplicity RMD 2015 Fund℠
Fidelity Simplicity RMD 2020 Fund℠
Fidelity Simplicity RMD 2025 Fund℠

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Fidelity Simplicity RMD Income Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2010 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2015 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2020 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2025 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

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Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Simplicity RMD Income Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	38.7
Fidelity Series Government Money Market Fund 0.11%	20.2
Fidelity Series Inflation-Protected Bond Index Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Short-Term Credit Fund	3.7
Fidelity Series Commodity Strategy Fund	2.5
Fidelity Series Long-Term Treasury Bond Index Fund	2.5
Fidelity Series International Value Fund	1.4
Fidelity Series Overseas Fund	1.4
Fidelity Series International Growth Fund	1.4
90.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	8.8%
International Equity Funds	12.2%
Bond Funds	55.1%
Short-Term Funds	23.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD Income Fund℠

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 8.8%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	10,039	$114,343
Fidelity Series Blue Chip Growth Fund (a)	10,595	179,789
Fidelity Series Commodity Strategy Fund (a)	241,447	1,137,214
Fidelity Series Growth Company Fund (a)	19,879	459,216
Fidelity Series Intrinsic Opportunities Fund (a)	24,916	471,410
Fidelity Series Large Cap Stock Fund (a)	24,853	407,089
Fidelity Series Large Cap Value Index Fund (a)	11,578	151,553
Fidelity Series Opportunistic Insights Fund (a)	11,846	236,572
Fidelity Series Small Cap Discovery Fund (a)	4,022	50,880
Fidelity Series Small Cap Opportunities Fund (a)	10,573	170,645
Fidelity Series Stock Selector Large Cap Value Fund (a)	27,568	348,455
Fidelity Series Value Discovery Fund (a)	18,685	267,003
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,499,380)		3,994,169

International Equity Funds - 12.2%
Fidelity Series Canada Fund (a)	18,794	212,940
Fidelity Series Emerging Markets Fund (a)	27,121	320,846
Fidelity Series Emerging Markets Opportunities Fund (a)	112,501	2,894,639
Fidelity Series International Growth Fund (a)	35,983	628,616
Fidelity Series International Small Cap Fund (a)	10,271	207,567
Fidelity Series International Value Fund (a)	63,694	629,296
Fidelity Series Overseas Fund (a)	52,203	629,051
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,312,255)		5,522,955

Bond Funds - 55.1%
Fidelity Series Emerging Markets Debt Fund (a)	26,249	246,738
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	7,809	83,321
Fidelity Series Floating Rate High Income Fund (a)	5,239	47,939
Fidelity Series High Income Fund (a)	30,200	283,576
Fidelity Series Inflation-Protected Bond Index Fund (a)	504,157	5,444,898
Fidelity Series International Credit Fund (a)	1,766	17,981
Fidelity Series Investment Grade Bond Fund (a)	1,480,995	17,534,986
Fidelity Series Long-Term Treasury Bond Index Fund (a)	127,242	1,124,824
Fidelity Series Real Estate Income Fund (a)	16,569	175,300
TOTAL BOND FUNDS
(Cost $23,800,449)		24,959,563

Short-Term Funds - 23.9%
Fidelity Series Government Money Market Fund 0.11% (a)(b)	9,135,275	9,135,275
Fidelity Series Short-Term Credit Fund (a)	165,111	1,689,083
TOTAL SHORT-TERM FUNDS
(Cost $10,780,941)		10,824,358
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $42,393,025)		45,301,045
NET OTHER ASSETS (LIABILITIES) - 0.0%		(671)
NET ASSETS - 100%		$45,300,374

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$102,760	$28,992	$30,095	$7,599	$2,871	$9,815	$114,343
Fidelity Series Blue Chip Growth Fund	179,516	88,811	78,656	57,470	13,083	(22,965)	179,789
Fidelity Series Canada Fund	193,503	42,104	47,306	4,430	1,939	22,700	212,940
Fidelity Series Commodity Strategy Fund	998,565	175,896	197,231	4,708	(4,279)	164,263	1,137,214
Fidelity Series Emerging Markets Debt Fund	265,275	37,464	62,236	6,443	(5,021)	11,256	246,738
Fidelity Series Emerging Markets Debt Local Currency Fund	--	87,369	7,743	496	118	3,577	83,321
Fidelity Series Emerging Markets Fund	279,906	54,142	87,624	4,357	4,633	69,789	320,846
Fidelity Series Emerging Markets Opportunities Fund	2,551,158	539,077	803,336	83,693	68,527	539,213	2,894,639
Fidelity Series Floating Rate High Income Fund	54,707	9,271	18,618	1,322	(611)	3,190	47,939
Fidelity Series Government Money Market Fund 0.11%	7,738,767	2,129,007	732,499	6,386	--	--	9,135,275
Fidelity Series Growth Company Fund	411,967	223,720	176,041	111,599	23,126	(23,556)	459,216
Fidelity Series High Income Fund	310,576	47,643	82,358	9,298	(322)	8,037	283,576
Fidelity Series Inflation-Protected Bond Index Fund	4,786,140	918,588	359,192	64,133	496	98,866	5,444,898
Fidelity Series International Credit Fund	17,451	951	--	887	--	(421)	17,981
Fidelity Series International Growth Fund	583,270	210,879	155,678	89,417	7,784	(17,639)	628,616
Fidelity Series International Small Cap Fund	172,322	30,542	30,981	1,682	1,370	34,314	207,567
Fidelity Series International Value Fund	581,476	127,084	174,395	17,480	(3,720)	98,851	629,296
Fidelity Series Intrinsic Opportunities Fund	417,759	116,161	161,870	19,294	6,808	92,552	471,410
Fidelity Series Investment Grade Bond Fund	15,391,989	3,929,040	1,154,121	785,443	(7,190)	(624,732)	17,534,986
Fidelity Series Large Cap Stock Fund	366,267	119,705	133,437	21,782	6,964	47,590	407,089
Fidelity Series Large Cap Value Index Fund	128,091	45,180	41,472	2,939	1,268	18,486	151,553
Fidelity Series Long-Term Treasury Bond Index Fund	922,882	467,401	78,262	86,594	(2,371)	(184,826)	1,124,824
Fidelity Series Opportunistic Insights Fund	211,581	87,980	58,827	29,168	4,388	(8,550)	236,572
Fidelity Series Overseas Fund	584,417	121,349	142,371	7,145	8,414	57,242	629,051
Fidelity Series Real Estate Income Fund	166,487	34,121	36,542	8,715	(1,851)	13,085	175,300
Fidelity Series Short-Term Credit Fund	1,767,894	22,060	95,682	22,051	1,238	(6,427)	1,689,083
Fidelity Series Small Cap Discovery Fund	45,460	11,281	16,340	1,196	469	10,010	50,880
Fidelity Series Small Cap Opportunities Fund	151,571	38,906	60,266	3,492	4,330	36,104	170,645
Fidelity Series Stock Selector Large Cap Value Fund	303,844	94,648	104,374	7,143	1,170	53,167	348,455
Fidelity Series Value Discovery Fund	230,711	71,898	79,281	5,352	3,102	40,573	267,003
	$39,916,312	$9,911,270	$5,206,834	$1,471,714	$136,733	$543,564	$45,301,045

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$3,994,169	$3,994,169	$--	$--
International Equity Funds	5,522,955	5,522,955	--	--
Bond Funds	24,959,563	24,959,563	--	--
Short-Term Funds	10,824,358	10,824,358	--	--
Total Investments in Securities:	$45,301,045	$45,301,045	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $42,393,025)	$45,301,045
Total Investment in Securities (cost $42,393,025)		$45,301,045
Cash		209
Receivable for investments sold		254,568
Receivable for fund shares sold		133
Total assets		45,555,955
Liabilities
Payable for investments purchased	$232,561
Payable for fund shares redeemed	5,866
Accrued management fee	17,154
Total liabilities		255,581
Net Assets		$45,300,374
Net Assets consist of:
Paid in capital		$42,044,884
Total accumulated earnings (loss)		3,255,490
Net Assets		$45,300,374
Net Asset Value, offering price and redemption price per share ($45,300,374 ÷ 723,264 shares)		$62.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$380,205
Expenses
Management fee	$96,620
Independent trustees' fees and expenses	62
Total expenses		96,682
Net investment income (loss)		283,523
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	136,733
Capital gain distributions from underlying funds:
Affiliated issuers	1,091,509
Total net realized gain (loss)		1,228,242
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	543,564
Total change in net unrealized appreciation (depreciation)		543,564
Net gain (loss)		1,771,806
Net increase (decrease) in net assets resulting from operations		$2,055,329

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$283,523	$375,404
Net realized gain (loss)	1,228,242	98,502
Change in net unrealized appreciation (depreciation)	543,564	1,161,284
Net increase (decrease) in net assets resulting from operations	2,055,329	1,635,190
Distributions to shareholders	(1,056,788)	(594,132)
Share transactions
Proceeds from sales of shares	6,874,948	7,404,737
Issued in exchange for the shares of Fidelity Simplicity RMD 2005 Fund	-	15,422,197
Reinvestment of distributions	974,251	519,797
Cost of shares redeemed	(3,455,426)	(5,624,620)
Net increase (decrease) in net assets resulting from share transactions	4,393,773	17,722,111
Total increase (decrease) in net assets	5,392,314	18,763,169
Net Assets
Beginning of period	39,908,060	21,144,891
End of period	$45,300,374	$39,908,060
Other Information
Shares
Sold	110,022	125,402
Issued in exchange for the shares of Fidelity Simplicity RMD 2005 Fund	-	254,282
Issued in reinvestment of distributions	15,599	8,825
Redeemed	(55,440)	(96,736)
Net increase (decrease)	70,181	291,773

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD Income Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$61.11	$58.52	$57.61	$61.22	$58.62	$59.28
Income from Investment Operations
Net investment income (loss)A	.420	.950	1.164	1.013	.923	.920
Net realized and unrealized gain (loss)	2.645	3.181	1.632	.513	2.703	.317
Total from investment operations	3.065	4.131	2.796	1.526	3.626	1.237
Distributions from net investment income	(.407)	(1.020)	(1.163)	(.986)	(.847)	(.914)
Distributions from net realized gain	(1.138)	(.521)	(.723)	(4.150)	(.179)	(.983)
Total distributions	(1.545)	(1.541)	(1.886)	(5.136)	(1.026)	(1.897)
Net asset value, end of period	$62.63	$61.11	$58.52	$57.61	$61.22	$58.62
Total ReturnB,C	5.03%	7.19%	5.03%	2.61%	6.27%	2.24%
Ratios to Average Net AssetsD,E
Expenses before reductions	.46%F	.46%	.46%	.47%	.08%	- %G
Expenses net of fee waivers, if any	.46%F	.46%	.46%	.47%	.08%	-%
Expenses net of all reductions	.46%F	.46%	.46%	.46%	.08%	-%
Net investment income (loss)	1.35%F	1.62%	2.04%	1.74%	1.56%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$45,300	$39,908	$21,145	$13,457	$9,783	$8,756
Portfolio turnover rateE	25%F	42%H	38%	46%	128%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F Annualized

 G Amount represents less than .005%.

 H Portfolio turnover rate does not include assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	36.3
Fidelity Series Government Money Market Fund 0.11%	17.2
Fidelity Series Inflation-Protected Bond Index Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	7.2
Fidelity Series Short-Term Credit Fund	3.6
Fidelity Series Commodity Strategy Fund	2.5
Fidelity Series Long-Term Treasury Bond Index Fund	2.4
Fidelity Series International Value Fund	1.9
Fidelity Series Overseas Fund	1.9
Fidelity Series International Growth Fund	1.9
85.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	12.9%
International Equity Funds	14.9%
Bond Funds	51.4%
Short-Term Funds	20.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2010 Fund℠

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 12.9%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	4,683	$53,343
Fidelity Series Blue Chip Growth Fund (a)	4,942	83,873
Fidelity Series Commodity Strategy Fund (a)	68,668	323,425
Fidelity Series Growth Company Fund (a)	9,275	214,244
Fidelity Series Intrinsic Opportunities Fund (a)	11,625	219,938
Fidelity Series Large Cap Stock Fund (a)	11,594	189,908
Fidelity Series Large Cap Value Index Fund (a)	5,401	70,702
Fidelity Series Opportunistic Insights Fund (a)	5,554	110,904
Fidelity Series Small Cap Discovery Fund (a)	1,876	23,731
Fidelity Series Small Cap Opportunities Fund (a)	4,899	79,075
Fidelity Series Stock Selector Large Cap Value Fund (a)	12,861	162,564
Fidelity Series Value Discovery Fund (a)	8,717	124,565
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,442,877)		1,656,272

International Equity Funds - 14.9%
Fidelity Series Canada Fund (a)	7,286	82,547
Fidelity Series Emerging Markets Fund (a)	8,650	102,334
Fidelity Series Emerging Markets Opportunities Fund (a)	35,879	923,176
Fidelity Series International Growth Fund (a)	13,921	243,199
Fidelity Series International Small Cap Fund (a)	4,001	80,870
Fidelity Series International Value Fund (a)	24,642	243,464
Fidelity Series Overseas Fund (a)	20,195	243,352
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,523,359)		1,918,942

Bond Funds - 51.4%
Fidelity Series Emerging Markets Debt Fund (a)	7,485	70,355
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,224	23,734
Fidelity Series Floating Rate High Income Fund (a)	1,499	13,714
Fidelity Series High Income Fund (a)	8,615	80,890
Fidelity Series Inflation-Protected Bond Index Fund (a)	129,165	1,394,981
Fidelity Series International Credit Fund (a)	382	3,890
Fidelity Series Investment Grade Bond Fund (a)	394,149	4,666,722
Fidelity Series Long-Term Treasury Bond Index Fund (a)	35,413	313,051
Fidelity Series Real Estate Income Fund (a)	4,725	49,990
TOTAL BOND FUNDS
(Cost $6,319,159)		6,617,327

Short-Term Funds - 20.8%
Fidelity Series Government Money Market Fund 0.11% (a)(b)	2,212,750	2,212,750
Fidelity Series Short-Term Credit Fund (a)	45,081	461,180
TOTAL SHORT-TERM FUNDS
(Cost $2,662,734)		2,673,930
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,948,129)		12,866,471
NET OTHER ASSETS (LIABILITIES) - 0.0%		(232)
NET ASSETS - 100%		$12,866,239

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$49,369	$12,286	$14,251	$3,525	$(101)	$6,040	$53,343
Fidelity Series Blue Chip Growth Fund	86,241	40,828	38,248	27,327	6,364	(11,312)	83,873
Fidelity Series Canada Fund	75,778	15,776	18,341	1,692	601	8,733	82,547
Fidelity Series Commodity Strategy Fund	277,850	49,464	48,183	1,329	(3,367)	47,661	323,425
Fidelity Series Emerging Markets Debt Fund	72,849	10,629	14,805	1,763	(903)	2,585	70,355
Fidelity Series Emerging Markets Debt Local Currency Fund	--	24,483	1,857	138	18	1,090	23,734
Fidelity Series Emerging Markets Fund	88,041	16,513	25,339	1,362	908	22,211	102,334
Fidelity Series Emerging Markets Opportunities Fund	803,191	171,113	239,308	26,040	20,002	168,178	923,176
Fidelity Series Floating Rate High Income Fund	15,140	2,490	4,618	350	(108)	810	13,714
Fidelity Series Government Money Market Fund 0.11%	1,785,497	583,910	156,657	1,399	--	--	2,212,750
Fidelity Series Growth Company Fund	197,907	91,855	75,765	51,644	15,214	(14,967)	214,244
Fidelity Series High Income Fund	82,140	13,509	16,739	2,383	(125)	2,105	80,890
Fidelity Series Inflation-Protected Bond Index Fund	1,184,604	260,125	74,365	15,899	98	24,519	1,394,981
Fidelity Series International Credit Fund	3,776	191	--	192	--	(77)	3,890
Fidelity Series International Growth Fund	228,396	82,455	64,056	34,168	4,180	(7,776)	243,199
Fidelity Series International Small Cap Fund	67,482	10,957	11,637	650	1,004	13,064	80,870
Fidelity Series International Value Fund	227,699	46,453	66,639	6,680	(849)	36,800	243,464
Fidelity Series Intrinsic Opportunities Fund	200,705	45,943	72,574	9,052	2,877	42,987	219,938
Fidelity Series Investment Grade Bond Fund	3,979,425	1,153,416	299,579	203,026	(3,587)	(162,953)	4,666,722
Fidelity Series Large Cap Stock Fund	175,956	47,784	58,564	10,351	2,690	22,042	189,908
Fidelity Series Large Cap Value Index Fund	61,534	16,807	16,772	1,363	716	8,417	70,702
Fidelity Series Long-Term Treasury Bond Index Fund	256,889	128,067	19,883	23,776	(513)	(51,509)	313,051
Fidelity Series Opportunistic Insights Fund	101,646	37,245	26,273	13,503	2,311	(4,025)	110,904
Fidelity Series Overseas Fund	228,853	48,186	58,645	2,730	3,715	21,243	243,352
Fidelity Series Real Estate Income Fund	45,370	9,241	7,648	2,354	(210)	3,237	49,990
Fidelity Series Short-Term Credit Fund	456,820	5,701	--	5,674	--	(1,341)	461,180
Fidelity Series Small Cap Discovery Fund	21,840	4,439	7,373	556	171	4,654	23,731
Fidelity Series Small Cap Opportunities Fund	72,816	14,612	27,091	1,637	2,229	16,509	79,075
Fidelity Series Stock Selector Large Cap Value Fund	145,966	35,467	43,964	3,310	1,353	23,742	162,564
Fidelity Series Value Discovery Fund	110,836	27,457	33,955	2,483	1,672	18,555	124,565
	$11,104,616	$3,007,402	$1,543,129	$456,356	$56,360	$241,222	$12,866,471

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,656,272	$1,656,272	$--	$--
International Equity Funds	1,918,942	1,918,942	--	--
Bond Funds	6,617,327	6,617,327	--	--
Short-Term Funds	2,673,930	2,673,930	--	--
Total Investments in Securities:	$12,866,471	$12,866,471	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $11,948,129)	$12,866,471
Total Investment in Securities (cost $11,948,129)		$12,866,471
Cash		32
Receivable for investments sold		69,910
Receivable for fund shares sold		2,000
Total assets		12,938,413
Liabilities
Payable for investments purchased	$62,041
Payable for fund shares redeemed	4,953
Accrued management fee	5,180
Total liabilities		72,174
Net Assets		$12,866,239
Net Assets consist of:
Paid in capital		$11,828,583
Total accumulated earnings (loss)		1,037,656
Net Assets		$12,866,239
Net Asset Value, offering price and redemption price per share ($12,866,239 ÷ 222,910 shares)		$57.72

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$112,370
Expenses
Management fee	$29,138
Independent trustees' fees and expenses	18
Total expenses		29,156
Net investment income (loss)		83,214
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	56,360
Capital gain distributions from underlying funds:
Affiliated issuers	343,986
Total net realized gain (loss)		400,346
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	241,222
Total change in net unrealized appreciation (depreciation)		241,222
Net gain (loss)		641,568
Net increase (decrease) in net assets resulting from operations		$724,782

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$83,214	$184,617
Net realized gain (loss)	400,346	75,102
Change in net unrealized appreciation (depreciation)	241,222	477,912
Net increase (decrease) in net assets resulting from operations	724,782	737,631
Distributions to shareholders	(334,433)	(350,327)
Share transactions
Proceeds from sales of shares	1,737,690	3,418,223
Reinvestment of distributions	307,556	314,199
Cost of shares redeemed	(674,080)	(3,563,043)
Net increase (decrease) in net assets resulting from share transactions	1,371,166	169,379
Total increase (decrease) in net assets	1,761,515	556,683
Net Assets
Beginning of period	11,104,724	10,548,041
End of period	$12,866,239	$11,104,724
Other Information
Shares
Sold	30,196	63,449
Issued in reinvestment of distributions	5,363	5,847
Redeemed	(11,823)	(67,160)
Net increase (decrease)	23,736	2,136

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2010 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$55.75	$53.53	$53.40	$60.82	$57.20	$58.53
Income from Investment Operations
Net investment income (loss)A	.407	.888	1.026	.877	.906	.897
Net realized and unrealized gain (loss)	3.197	3.009	1.329	1.285	4.242	.048
Total from investment operations	3.604	3.897	2.355	2.162	5.148	.945
Distributions from net investment income	(.424)	(.908)	(1.028)	(.850)	(.848)	(.893)
Distributions from net realized gain	(1.210)	(.769)	(1.197)	(8.732)	(.680)	(1.382)
Total distributions	(1.634)	(1.677)	(2.225)	(9.582)	(1.528)	(2.275)
Net asset value, end of period	$57.72	$55.75	$53.53	$53.40	$60.82	$57.20
Total ReturnB,C	6.50%	7.44%	4.66%	3.98%	9.20%	1.82%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.51%	.52%	.53%	.08%	- %G
Expenses net of fee waivers, if any	.50%F	.51%	.52%	.53%	.08%	-%
Expenses net of all reductions	.50%F	.51%	.52%	.53%	.08%	-%
Net investment income (loss)	1.43%F	1.66%	1.97%	1.62%	1.56%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$12,866	$11,105	$10,548	$6,867	$5,933	$6,745
Portfolio turnover rateE	26%F	51%	32%	44%	128%	24%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	32.8
Fidelity Series Government Money Market Fund 0.11%	14.3
Fidelity Series Inflation-Protected Bond Index Fund	9.4
Fidelity Series Emerging Markets Opportunities Fund	8.2
Fidelity Series Intrinsic Opportunities Fund	2.6
Fidelity Series International Value Fund	2.6
Fidelity Series Overseas Fund	2.6
Fidelity Series International Growth Fund	2.6
Fidelity Series Growth Company Fund	2.6
Fidelity Series Commodity Strategy Fund	2.5
80.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	18.3%
International Equity Funds	18.6%
Bond Funds	46.5%
Short-Term Funds	16.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2015 Fund℠

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.3%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	15,737	$179,240
Fidelity Series Blue Chip Growth Fund (a)	16,612	281,913
Fidelity Series Commodity Strategy Fund (a)	151,315	712,694
Fidelity Series Growth Company Fund (a)	31,159	719,782
Fidelity Series Intrinsic Opportunities Fund (a)	39,073	739,265
Fidelity Series Large Cap Stock Fund (a)	38,979	638,469
Fidelity Series Large Cap Value Index Fund (a)	18,153	237,625
Fidelity Series Opportunistic Insights Fund (a)	18,635	372,133
Fidelity Series Small Cap Discovery Fund (a)	6,311	79,833
Fidelity Series Small Cap Opportunities Fund (a)	16,492	266,182
Fidelity Series Stock Selector Large Cap Value Fund (a)	43,220	546,296
Fidelity Series Value Discovery Fund (a)	29,298	418,665
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,552,556)		5,192,097

International Equity Funds - 18.6%
Fidelity Series Canada Fund (a)	21,746	246,380
Fidelity Series Emerging Markets Fund (a)	21,850	258,480
Fidelity Series Emerging Markets Opportunities Fund (a)	90,581	2,330,637
Fidelity Series International Growth Fund (a)	41,564	726,125
Fidelity Series International Small Cap Fund (a)	11,930	241,098
Fidelity Series International Value Fund (a)	73,568	726,848
Fidelity Series Overseas Fund (a)	60,292	726,519
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,270,058)		5,256,087

Bond Funds - 46.5%
Fidelity Series Emerging Markets Debt Fund (a)	16,449	154,625
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	4,891	52,184
Fidelity Series Floating Rate High Income Fund (a)	3,270	29,924
Fidelity Series High Income Fund (a)	18,897	177,438
Fidelity Series Inflation-Protected Bond Index Fund (a)	245,693	2,653,489
Fidelity Series International Credit Fund (a)	506	5,154
Fidelity Series Investment Grade Bond Fund (a)	783,543	9,277,143
Fidelity Series Long-Term Treasury Bond Index Fund (a)	78,465	693,632
Fidelity Series Real Estate Income Fund (a)	10,346	109,460
TOTAL BOND FUNDS
(Cost $12,619,561)		13,153,049

Short-Term Funds - 16.6%
Fidelity Series Government Money Market Fund 0.11% (a)(b)	4,055,861	4,055,861
Fidelity Series Short-Term Credit Fund (a)	63,910	653,795
TOTAL SHORT-TERM FUNDS
(Cost $4,691,711)		4,709,656
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $26,133,886)		28,310,889
NET OTHER ASSETS (LIABILITIES) - 0.0%		(562)
NET ASSETS - 100%		$28,310,327

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$143,535	$54,586	$36,781	$11,619	$(1,373)	$19,273	$179,240
Fidelity Series Blue Chip Growth Fund	250,751	149,111	103,130	84,104	17,197	(32,016)	281,913
Fidelity Series Canada Fund	197,722	68,984	46,649	4,958	1,730	24,593	246,380
Fidelity Series Commodity Strategy Fund	539,433	165,089	84,808	2,626	(5,814)	98,794	712,694
Fidelity Series Emerging Markets Debt Fund	138,625	41,035	28,681	3,593	(2,399)	6,045	154,625
Fidelity Series Emerging Markets Debt Local Currency Fund	--	54,270	4,538	298	82	2,370	52,184
Fidelity Series Emerging Markets Fund	194,066	55,344	46,752	3,393	3,049	52,773	258,480
Fidelity Series Emerging Markets Opportunities Fund	1,769,215	639,240	528,965	64,468	36,715	414,432	2,330,637
Fidelity Series Floating Rate High Income Fund	29,542	9,264	10,344	726	(236)	1,698	29,924
Fidelity Series Government Money Market Fund 0.11%	2,816,985	1,555,729	316,853	2,363	--	--	4,055,861
Fidelity Series Growth Company Fund	575,424	345,338	190,117	171,407	20,389	(31,252)	719,782
Fidelity Series High Income Fund	155,170	49,308	31,148	4,811	(142)	4,250	177,438
Fidelity Series Inflation-Protected Bond Index Fund	1,988,218	778,926	156,244	30,025	(282)	42,871	2,653,489
Fidelity Series International Credit Fund	5,002	255	--	254	--	(103)	5,154
Fidelity Series International Growth Fund	596,006	302,738	157,263	100,101	3,073	(18,429)	726,125
Fidelity Series International Small Cap Fund	176,079	55,912	29,932	1,917	2,003	37,036	241,098
Fidelity Series International Value Fund	594,145	215,463	184,815	19,575	(3,375)	105,430	726,848
Fidelity Series Intrinsic Opportunities Fund	583,593	201,003	190,472	28,802	16,632	128,509	739,265
Fidelity Series Investment Grade Bond Fund	6,950,369	3,315,798	685,953	375,226	(11,762)	(291,309)	9,277,143
Fidelity Series Large Cap Stock Fund	511,594	196,994	149,807	31,603	8,364	71,324	638,469
Fidelity Series Large Cap Value Index Fund	178,909	69,669	39,583	4,493	1,196	27,434	237,625
Fidelity Series Long-Term Treasury Bond Index Fund	498,715	351,060	46,982	51,339	(3,322)	(105,839)	693,632
Fidelity Series Opportunistic Insights Fund	295,536	147,180	61,826	44,437	4,778	(13,535)	372,133
Fidelity Series Overseas Fund	597,175	210,469	150,922	7,998	7,586	62,211	726,519
Fidelity Series Real Estate Income Fund	90,338	32,544	19,921	4,984	(732)	7,231	109,460
Fidelity Series Short-Term Credit Fund	647,615	8,081	--	8,044	--	(1,901)	653,795
Fidelity Series Small Cap Discovery Fund	63,508	19,350	18,460	1,838	2,112	13,323	79,833
Fidelity Series Small Cap Opportunities Fund	211,714	68,814	74,167	5,238	5,355	54,466	266,182
Fidelity Series Stock Selector Large Cap Value Fund	424,385	150,368	107,163	10,905	1,188	77,518	546,296
Fidelity Series Value Discovery Fund	322,262	110,310	77,043	8,173	3,161	59,975	418,665
	$21,545,631	$9,422,232	$3,579,319	$1,089,318	$105,173	$817,172	$28,310,889

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$5,192,097	$5,192,097	$--	$--
International Equity Funds	5,256,087	5,256,087	--	--
Bond Funds	13,153,049	13,153,049	--	--
Short-Term Funds	4,709,656	4,709,656	--	--
Total Investments in Securities:	$28,310,889	$28,310,889	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $26,133,886)	$28,310,889
Total Investment in Securities (cost $26,133,886)		$28,310,889
Cash		2
Receivable for investments sold		12,350
Receivable for fund shares sold		1,034,450
Total assets		29,357,691
Liabilities
Payable for investments purchased	$1,033,191
Payable for fund shares redeemed	2,003
Accrued management fee	12,170
Total liabilities		1,047,364
Net Assets		$28,310,327
Net Assets consist of:
Paid in capital		$25,795,936
Total accumulated earnings (loss)		2,514,391
Net Assets		$28,310,327
Net Asset Value, offering price and redemption price per share ($28,310,327 ÷ 435,847 shares)		$64.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$259,742
Expenses
Management fee	$66,437
Independent trustees' fees and expenses	36
Total expenses		66,473
Net investment income (loss)		193,269
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	105,173
Capital gain distributions from underlying funds:
Affiliated issuers	829,576
Total net realized gain (loss)		934,749
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	817,172
Total change in net unrealized appreciation (depreciation)		817,172
Net gain (loss)		1,751,921
Net increase (decrease) in net assets resulting from operations		$1,945,190

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$193,269	$334,541
Net realized gain (loss)	934,749	220,095
Change in net unrealized appreciation (depreciation)	817,172	995,027
Net increase (decrease) in net assets resulting from operations	1,945,190	1,549,663
Distributions to shareholders	(758,482)	(743,628)
Share transactions
Proceeds from sales of shares	6,640,530	5,195,147
Reinvestment of distributions	722,665	657,979
Cost of shares redeemed	(1,785,297)	(6,035,894)
Net increase (decrease) in net assets resulting from share transactions	5,577,898	(182,768)
Total increase (decrease) in net assets	6,764,606	623,267
Net Assets
Beginning of period	21,545,721	20,922,454
End of period	$28,310,327	$21,545,721
Other Information
Shares
Sold	103,660	87,822
Issued in reinvestment of distributions	11,248	11,051
Redeemed	(27,721)	(102,387)
Net increase (decrease)	87,187	(3,514)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2015 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$61.80	$59.41	$59.14	$64.98	$60.62	$62.01
Income from Investment Operations
Net investment income (loss)A	.510	.947	1.093	.869	.950	.938
Net realized and unrealized gain (loss)	4.601	3.526	1.336	2.076	5.023	(.057)
Total from investment operations	5.111	4.473	2.429	2.945	5.973	.881
Distributions from net investment income	(.510)	(.987)	(1.092)	(.877)	(.906)	(.934)
Distributions from net realized gain	(1.451)	(1.096)	(1.067)	(7.908)	(.707)	(1.337)
Total distributions	(1.961)	(2.083)	(2.159)	(8.785)	(1.613)	(2.271)
Net asset value, end of period	$64.95	$61.80	$59.41	$59.14	$64.98	$60.62
Total ReturnB,C	8.33%	7.71%	4.36%	5.00%	10.08%	1.62%
Ratios to Average Net AssetsD,E
Expenses before reductions	.55%F	.55%	.57%	.58%	.09%	- %G
Expenses net of fee waivers, if any	.55%F	.55%	.57%	.58%	.09%	-%
Expenses net of all reductions	.55%F	.55%	.57%	.57%	.09%	-%
Net investment income (loss)	1.60%F	1.60%	1.89%	1.47%	1.53%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$28,310	$21,546	$20,922	$13,754	$7,287	$9,061
Portfolio turnover rateE	29%F	48%	28%	44%	115%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	29.0
Fidelity Series Government Money Market Fund 0.11%	10.7
Fidelity Series Emerging Markets Opportunities Fund	9.3
Fidelity Series Inflation-Protected Bond Index Fund	8.1
Fidelity Series Intrinsic Opportunities Fund	3.5
Fidelity Series Growth Company Fund	3.4
Fidelity Series International Value Fund	3.3
Fidelity Series Overseas Fund	3.2
Fidelity Series International Growth Fund	3.2
Fidelity Series Large Cap Stock Fund	3.0
76.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	23.8%
International Equity Funds	22.2%
Bond Funds	41.5%
Short-Term Funds	12.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2020 Fund℠

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.8%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	44,456	$506,354
Fidelity Series Blue Chip Growth Fund (a)	46,917	796,186
Fidelity Series Commodity Strategy Fund (a)	318,135	1,498,417
Fidelity Series Growth Company Fund (a)	88,038	2,033,681
Fidelity Series Intrinsic Opportunities Fund (a)	110,394	2,088,652
Fidelity Series Large Cap Stock Fund (a)	110,080	1,803,114
Fidelity Series Large Cap Value Index Fund (a)	51,273	671,163
Fidelity Series Opportunistic Insights Fund (a)	52,704	1,052,492
Fidelity Series Small Cap Discovery Fund (a)	17,808	225,274
Fidelity Series Small Cap Opportunities Fund (a)	46,526	750,933
Fidelity Series Stock Selector Large Cap Value Fund (a)	122,091	1,543,232
Fidelity Series Value Discovery Fund (a)	82,757	1,182,596
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,510,036)		14,152,094

International Equity Funds - 22.2%
Fidelity Series Canada Fund (a)	57,701	653,756
Fidelity Series Emerging Markets Fund (a)	51,683	611,407
Fidelity Series Emerging Markets Opportunities Fund (a)	214,334	5,514,804
Fidelity Series International Growth Fund (a)	110,249	1,926,054
Fidelity Series International Small Cap Fund (a)	31,651	639,657
Fidelity Series International Value Fund (a)	195,171	1,928,285
Fidelity Series Overseas Fund (a)	159,925	1,927,100
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $10,820,857)		13,201,063

Bond Funds - 41.5%
Fidelity Series Emerging Markets Debt Fund (a)	34,725	326,413
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	10,322	110,131
Fidelity Series Floating Rate High Income Fund (a)	6,930	63,414
Fidelity Series High Income Fund (a)	39,925	374,899
Fidelity Series Inflation-Protected Bond Index Fund (a)	447,292	4,830,749
Fidelity Series International Credit Fund (a)	1,170	11,912
Fidelity Series Investment Grade Bond Fund (a)	1,456,148	17,240,787
Fidelity Series Long-Term Treasury Bond Index Fund (a)	164,396	1,453,262
Fidelity Series Real Estate Income Fund (a)	21,882	231,515
TOTAL BOND FUNDS
(Cost $23,606,783)		24,643,082

Short-Term Funds - 12.5%
Fidelity Series Government Money Market Fund 0.11% (a)(b)	6,326,289	6,326,289
Fidelity Series Short-Term Credit Fund (a)	105,863	1,082,976
TOTAL SHORT-TERM FUNDS
(Cost $7,379,707)		7,409,265
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $54,317,383)		59,405,504
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,271)
NET ASSETS - 100%		$59,404,233

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$439,010	$114,750	$98,865	$33,794	$(3,552)	$55,011	$506,354
Fidelity Series Blue Chip Growth Fund	766,761	377,985	298,507	251,438	46,092	(96,145)	796,186
Fidelity Series Canada Fund	569,293	125,549	111,838	13,546	3,170	67,582	653,756
Fidelity Series Commodity Strategy Fund	1,239,137	271,754	216,913	5,974	(6,152)	210,591	1,498,417
Fidelity Series Emerging Markets Debt Fund	311,907	56,072	49,172	7,760	(1,080)	8,686	326,413
Fidelity Series Emerging Markets Debt Local Currency Fund	--	111,488	6,811	635	(4)	5,458	110,131
Fidelity Series Emerging Markets Fund	498,467	99,186	121,355	8,322	3,352	131,757	611,407
Fidelity Series Emerging Markets Opportunities Fund	4,540,532	969,520	1,080,527	156,911	58,681	1,026,598	5,514,804
Fidelity Series Floating Rate High Income Fund	67,440	12,562	19,735	1,575	(346)	3,493	63,414
Fidelity Series Government Money Market Fund 0.11%	4,814,731	2,024,980	513,422	3,866	--	--	6,326,289
Fidelity Series Growth Company Fund	1,759,299	838,733	538,878	489,725	71,613	(97,086)	2,033,681
Fidelity Series High Income Fund	352,851	67,769	54,183	10,449	200	8,262	374,899
Fidelity Series Inflation-Protected Bond Index Fund	3,939,180	1,108,159	298,876	56,530	(466)	82,752	4,830,749
Fidelity Series International Credit Fund	11,561	588	--	588	--	(237)	11,912
Fidelity Series International Growth Fund	1,715,032	677,556	425,259	273,513	8,625	(49,900)	1,926,054
Fidelity Series International Small Cap Fund	507,051	94,969	68,997	5,252	3,348	103,286	639,657
Fidelity Series International Value Fund	1,709,824	401,979	456,902	53,496	(13,074)	286,458	1,928,285
Fidelity Series Intrinsic Opportunities Fund	1,784,339	402,952	516,761	84,917	24,825	393,297	2,088,652
Fidelity Series Investment Grade Bond Fund	14,059,713	5,096,482	1,323,087	725,398	(10,099)	(582,222)	17,240,787
Fidelity Series Large Cap Stock Fund	1,564,150	419,039	404,342	94,551	19,377	204,890	1,803,114
Fidelity Series Large Cap Value Index Fund	547,133	142,926	100,581	13,066	3,779	77,906	671,163
Fidelity Series Long-Term Treasury Bond Index Fund	1,145,352	646,750	100,350	110,385	(3,099)	(235,391)	1,453,262
Fidelity Series Opportunistic Insights Fund	903,672	347,498	172,157	129,045	10,252	(36,773)	1,052,492
Fidelity Series Overseas Fund	1,718,410	406,791	385,936	21,849	11,067	176,768	1,927,100
Fidelity Series Real Estate Income Fund	203,622	46,212	31,907	10,740	(748)	14,336	231,515
Fidelity Series Short-Term Credit Fund	1,072,739	13,386	--	13,386	--	(3,149)	1,082,976
Fidelity Series Small Cap Discovery Fund	194,377	43,389	56,566	5,356	171	43,903	225,274
Fidelity Series Small Cap Opportunities Fund	647,437	133,899	202,185	15,418	13,719	158,063	750,933
Fidelity Series Stock Selector Large Cap Value Fund	1,297,543	296,270	276,019	31,692	14,035	211,403	1,543,232
Fidelity Series Value Discovery Fund	985,378	221,458	206,410	23,758	9,128	173,042	1,182,596
	$49,365,941	$15,570,651	$8,136,541	$2,652,935	$262,814	$2,342,639	$59,405,504

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$14,152,094	$14,152,094	$--	$--
International Equity Funds	13,201,063	13,201,063	--	--
Bond Funds	24,643,082	24,643,082	--	--
Short-Term Funds	7,409,265	7,409,265	--	--
Total Investments in Securities:	$59,405,504	$59,405,504	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $54,317,383)	$59,405,504
Total Investment in Securities (cost $54,317,383)		$59,405,504
Cash		187
Receivable for investments sold		323,784
Receivable for fund shares sold		101,000
Total assets		59,830,475
Liabilities
Payable for investments purchased	$386,362
Payable for fund shares redeemed	11,248
Accrued management fee	28,632
Total liabilities		426,242
Net Assets		$59,404,233
Net Assets consist of:
Paid in capital		$53,452,664
Total accumulated earnings (loss)		5,951,569
Net Assets		$59,404,233
Net Asset Value, offering price and redemption price per share ($59,404,233 ÷ 892,227 shares)		$66.58

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$623,198
Expenses
Management fee	$157,084
Independent trustees' fees and expenses	80
Total expenses		157,164
Net investment income (loss)		466,034
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	262,814
Capital gain distributions from underlying funds:
Affiliated issuers	2,029,737
Total net realized gain (loss)		2,292,551
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	2,342,639
Total change in net unrealized appreciation (depreciation)		2,342,639
Net gain (loss)		4,635,190
Net increase (decrease) in net assets resulting from operations		$5,101,224

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$466,034	$732,134
Net realized gain (loss)	2,292,551	398,279
Change in net unrealized appreciation (depreciation)	2,342,639	2,046,939
Net increase (decrease) in net assets resulting from operations	5,101,224	3,177,352
Distributions to shareholders	(1,610,801)	(1,766,670)
Share transactions
Proceeds from sales of shares	9,401,460	14,635,546
Reinvestment of distributions	1,549,641	1,672,437
Cost of shares redeemed	(4,402,308)	(11,359,065)
Net increase (decrease) in net assets resulting from share transactions	6,548,793	4,948,918
Total increase (decrease) in net assets	10,039,216	6,359,600
Net Assets
Beginning of period	49,365,017	43,005,417
End of period	$59,404,233	$49,365,017
Other Information
Shares
Sold	142,150	243,643
Issued in reinvestment of distributions	23,588	27,880
Redeemed	(67,357)	(195,913)
Net increase (decrease)	98,381	75,610

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2020 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$62.18	$59.88	$59.80	$64.06	$59.21	$60.89
Income from Investment Operations
Net investment income (loss)A	.568	.930	1.031	.813	.924	.928
Net realized and unrealized gain (loss)	5.758	3.672	1.221	2.708	5.363	(.202)
Total from investment operations	6.326	4.602	2.252	3.521	6.287	.726
Distributions from net investment income	(.568)	(.966)	(1.061)	(.810)	(.882)	(.915)
Distributions from net realized gain	(1.358)	(1.336)	(1.111)	(6.971)	(.555)	(1.491)
Total distributions	(1.926)	(2.302)	(2.172)	(7.781)	(1.437)	(2.406)
Net asset value, end of period	$66.58	$62.18	$59.88	$59.80	$64.06	$59.21
Total ReturnB,C	10.23%	7.88%	4.04%	6.01%	10.83%	1.41%
Ratios to Average Net AssetsD,E
Expenses before reductions	.59%F	.60%	.61%	.62%	.10%	- %G
Expenses net of fee waivers, if any	.59%F	.60%	.61%	.62%	.10%	-%
Expenses net of all reductions	.59%F	.60%	.61%	.62%	.10%	-%
Net investment income (loss)	1.75%F	1.57%	1.78%	1.37%	1.52%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$59,404	$49,365	$43,005	$26,667	$7,449	$8,744
Portfolio turnover rateE	31%F	48%	29%	29%	118%	29%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2025 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	25.6
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Government Money Market Fund 0.11%	8.1
Fidelity Series Inflation-Protected Bond Index Fund	7.0
Fidelity Series Intrinsic Opportunities Fund	4.3
Fidelity Series Growth Company Fund	4.2
Fidelity Series International Value Fund	3.9
Fidelity Series Overseas Fund	3.9
Fidelity Series International Growth Fund	3.8
Fidelity Series Large Cap Stock Fund	3.7
74.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	28.7%
International Equity Funds	25.5%
Bond Funds	36.9%
Short-Term Funds	8.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2025 Fund℠

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.7%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	7,180	$81,780
Fidelity Series Blue Chip Growth Fund (a)	7,577	128,583
Fidelity Series Commodity Strategy Fund (a)	41,892	197,313
Fidelity Series Growth Company Fund (a)	14,218	328,436
Fidelity Series Intrinsic Opportunities Fund (a)	17,828	337,311
Fidelity Series Large Cap Stock Fund (a)	17,841	292,231
Fidelity Series Large Cap Value Index Fund (a)	8,281	108,396
Fidelity Series Opportunistic Insights Fund (a)	8,439	168,533
Fidelity Series Small Cap Discovery Fund (a)	2,876	36,383
Fidelity Series Small Cap Opportunities Fund (a)	7,513	121,263
Fidelity Series Stock Selector Large Cap Value Fund (a)	19,754	249,690
Fidelity Series Value Discovery Fund (a)	13,365	190,989
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,983,305)		2,240,908

International Equity Funds - 25.5%
Fidelity Series Canada Fund (a)	8,998	101,944
Fidelity Series Emerging Markets Fund (a)	7,481	88,505
Fidelity Series Emerging Markets Opportunities Fund (a)	31,025	798,282
Fidelity Series International Growth Fund (a)	17,191	300,335
Fidelity Series International Small Cap Fund (a)	4,908	99,190
Fidelity Series International Value Fund (a)	30,436	300,708
Fidelity Series Overseas Fund (a)	24,938	300,500
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,673,866)		1,989,464

Bond Funds - 36.9%
Fidelity Series Emerging Markets Debt Fund (a)	4,564	42,899
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,359	14,498
Fidelity Series Floating Rate High Income Fund (a)	906	8,291
Fidelity Series High Income Fund (a)	5,243	49,233
Fidelity Series Inflation-Protected Bond Index Fund (a)	50,298	543,219
Fidelity Series International Credit Fund (a)	316	3,218
Fidelity Series Investment Grade Bond Fund (a)	169,098	2,002,117
Fidelity Series Long-Term Treasury Bond Index Fund (a)	21,580	190,769
Fidelity Series Real Estate Income Fund (a)	2,877	30,435
TOTAL BOND FUNDS
(Cost $2,870,771)		2,884,679

Short-Term Funds - 8.9%
Fidelity Series Government Money Market Fund 0.11% (a)(b)	634,893	634,893
Fidelity Series Short-Term Credit Fund (a)	5,939	60,757
TOTAL SHORT-TERM FUNDS
(Cost $694,769)		695,650
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,222,711)		7,810,701
NET OTHER ASSETS (LIABILITIES) - 0.0%		(212)
NET ASSETS - 100%		$7,810,489

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$61,221	$30,326	$17,440	$5,035	$671	$7,002	$81,780
Fidelity Series Blue Chip Growth Fund	106,955	77,889	48,278	37,843	1,716	(9,699)	128,583
Fidelity Series Canada Fund	76,813	36,770	21,650	1,949	421	9,590	101,944
Fidelity Series Commodity Strategy Fund	142,236	66,417	36,528	742	1,319	23,869	197,313
Fidelity Series Emerging Markets Debt Fund	35,262	14,687	7,918	957	(86)	954	42,899
Fidelity Series Emerging Markets Debt Local Currency Fund	--	15,803	1,981	77	10	666	14,498
Fidelity Series Emerging Markets Fund	62,604	27,197	20,087	1,103	808	17,983	88,505
Fidelity Series Emerging Markets Opportunities Fund	569,057	256,389	178,347	20,947	8,299	142,884	798,282
Fidelity Series Floating Rate High Income Fund	8,016	3,429	3,561	204	(1)	408	8,291
Fidelity Series Government Money Market Fund 0.11%	420,175	300,048	85,330	368	--	--	634,893
Fidelity Series Growth Company Fund	245,453	183,337	91,691	77,642	722	(9,385)	328,436
Fidelity Series High Income Fund	41,387	17,718	10,924	1,330	72	980	49,233
Fidelity Series Inflation-Protected Bond Index Fund	388,532	209,356	63,147	6,261	(90)	8,568	543,219
Fidelity Series International Credit Fund	2,814	485	16	159	1	(66)	3,218
Fidelity Series International Growth Fund	231,563	151,212	76,573	39,359	272	(6,139)	300,335
Fidelity Series International Small Cap Fund	68,415	30,220	14,971	749	522	15,004	99,190
Fidelity Series International Value Fund	230,864	110,956	80,863	7,698	4,453	35,298	300,708
Fidelity Series Intrinsic Opportunities Fund	248,953	104,759	80,549	12,727	4,275	59,873	337,311
Fidelity Series Investment Grade Bond Fund	1,431,741	905,202	269,105	80,672	(3,616)	(62,105)	2,002,117
Fidelity Series Large Cap Stock Fund	218,217	109,934	70,301	13,572	2,327	32,054	292,231
Fidelity Series Large Cap Value Index Fund	76,307	39,483	19,743	1,946	334	12,015	108,396
Fidelity Series Long-Term Treasury Bond Index Fund	131,274	112,774	23,902	13,496	(1,568)	(27,809)	190,769
Fidelity Series Opportunistic Insights Fund	126,057	74,797	27,935	19,082	1,051	(5,437)	168,533
Fidelity Series Overseas Fund	232,016	113,777	72,315	3,145	1,829	25,193	300,500
Fidelity Series Real Estate Income Fund	24,351	11,587	7,301	1,370	(174)	1,972	30,435
Fidelity Series Short-Term Credit Fund	60,183	751	--	748	--	(177)	60,757
Fidelity Series Small Cap Discovery Fund	27,090	12,550	10,080	797	563	6,260	36,383
Fidelity Series Small Cap Opportunities Fund	90,305	37,537	32,679	2,308	1,821	24,279	121,263
Fidelity Series Stock Selector Large Cap Value Fund	181,013	84,629	50,048	4,721	730	33,366	249,690
Fidelity Series Value Discovery Fund	137,460	62,213	36,293	3,539	1,209	26,400	190,989
	$5,676,334	$3,202,232	$1,459,556	$360,546	$27,890	$363,801	$7,810,701

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$2,240,908	$2,240,908	$--	$--
International Equity Funds	1,989,464	1,989,464	--	--
Bond Funds	2,884,679	2,884,679	--	--
Short-Term Funds	695,650	695,650	--	--
Total Investments in Securities:	$7,810,701	$7,810,701	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2025 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $7,222,711)	$7,810,701
Total Investment in Securities (cost $7,222,711)		$7,810,701
Receivable for investments sold		43,023
Receivable for fund shares sold		10,055
Total assets		7,863,779
Liabilities
Payable for investments purchased	$49,152
Accrued management fee	4,138
Total liabilities		53,290
Net Assets		$7,810,489
Net Assets consist of:
Paid in capital		$7,063,518
Total accumulated earnings (loss)		746,971
Net Assets		$7,810,489
Net Asset Value, offering price and redemption price per share ($7,810,489 ÷ 667,688 shares)		$11.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$82,183
Expenses
Management fee	$21,159
Independent trustees' fees and expenses	10
Total expenses		21,169
Net investment income (loss)		61,014
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	27,890
Capital gain distributions from underlying funds:
Affiliated issuers	278,363
Total net realized gain (loss)		306,253
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	363,801
Total change in net unrealized appreciation (depreciation)		363,801
Net gain (loss)		670,054
Net increase (decrease) in net assets resulting from operations		$731,068

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	For the period August 16, 2019 (commencement of operations) to July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$61,014	$35,064
Net realized gain (loss)	306,253	6,715
Change in net unrealized appreciation (depreciation)	363,801	224,189
Net increase (decrease) in net assets resulting from operations	731,068	265,968
Distributions to shareholders	(207,233)	(42,833)
Share transactions
Proceeds from sales of shares	2,274,837	6,026,202
Reinvestment of distributions	196,547	42,481
Cost of shares redeemed	(860,928)	(615,620)
Net increase (decrease) in net assets resulting from share transactions	1,610,456	5,453,063
Total increase (decrease) in net assets	2,134,291	5,676,198
Net Assets
Beginning of period	5,676,198	–
End of period	$7,810,489	$5,676,198
Other Information
Shares
Sold	196,549	584,677
Issued in reinvestment of distributions	17,115	4,053
Redeemed	(73,066)	(61,640)
Net increase (decrease)	140,598	527,090

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2025 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$10.00
Income from Investment Operations
Net investment income (loss)B	.103	.118
Net realized and unrealized gain (loss)	1.164	.822
Total from investment operations	1.267	.940
Distributions from net investment income	(.101)	(.134)
Distributions from net realized gain	(.236)	(.036)
Total distributions	(.337)	(.170)
Net asset value, end of period	$11.70	$10.77
Total ReturnC	11.84%	9.45%
Ratios to Average Net AssetsD,E
Expenses before reductions	.63%F	.64%F
Expenses net of fee waivers, if any	.63%F	.64%F
Expenses net of all reductions	.63%F	.64%F
Net investment income (loss)	1.82%F	1.21%F
Supplemental Data
Net assets, end of period (000 omitted)	$7,810	$5,676
Portfolio turnover rateE	44%F	54%F

 A For the period August 16, 2019 (commencement of operations) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021

1. Organization.

Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund and Fidelity Simplicity RMD 2025 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) as an investment of the Fund but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of any underlying mutual funds or exchange-traded funds (ETFs) expenses through the impact of these expenses on each underlying mutual fund's or exchange-traded fund's (ETFs) NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Simplicity RMD Income Fund	$42,537,607	$2,920,040	$(156,602)	$2,763,438
Fidelity Simplicity RMD 2010 Fund	12,011,400	899,050	(43,979)	855,071
Fidelity Simplicity RMD 2015 Fund	26,284,273	2,162,336	(135,720)	2,026,616
Fidelity Simplicity RMD 2020 Fund	54,686,185	5,039,046	(319,727)	4,719,319
Fidelity Simplicity RMD 2025 Fund	7,252,351	610,299	(51,949)	558,350

Due to large subscriptions in a prior period, Fidelity Simplicity RMD 2025 Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Simplicity RMD Income Fund	9,911,270	5,206,834
Fidelity Simplicity RMD 2010 Fund	3,007,402	1,543,129
Fidelity Simplicity RMD 2015 Fund	9,422,232	3,579,319
Fidelity Simplicity RMD 2020 Fund	15,570,651	8,136,541
Fidelity Simplicity RMD 2025 Fund	3,202,232	1,459,556

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

For the reporting period, the total annual management fee rate for each Fund was as follows:

Fidelity Simplicity RMD Income Fund	.46%
Fidelity Simplicity RMD 2010 Fund	.50%
Fidelity Simplicity RMD 2015 Fund	.55%
Fidelity Simplicity RMD 2020 Fund	.59%
Fidelity Simplicity RMD 2025 Fund	.63%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated %
Fidelity Simplicity RMD 2025 Fund	16%

6. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

7. Prior Fiscal Year Merger Information.

On July 17, 2020, Fidelity Simplicity RMD Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Simplicity RMD 2005 Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of Fidelity Simplicity RMD Income Fund for shares then outstanding of the Target Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $15,422,197, including securities of $15,415,464 and unrealized appreciation of $834,383, was combined with Fidelity Simplicity RMD Income Fund's net assets of $24,003,631 for total net assets after the acquisition of $39,425,828.

Pro forma results of operations of the combined entity for the entire period ended July 31, 2020, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$653,031
Total net realized gain (loss)	231,952
Total change in net unrealized appreciation (depreciation)	1,712,194
Net increase (decrease) in net assets resulting from operations	$2,597,177

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that has been included in Fidelity Simplicity RMD Income Fund's Statement of Operations since July 17, 2020.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity Simplicity RMD Income Fund	.46%
Actual		$1,000.00	$1,050.30	$2.38
Hypothetical-C		$1,000.00	$1,022.89	$2.35
Fidelity Simplicity RMD 2010 Fund	.50%
Actual		$1,000.00	$1,065.00	$2.60
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Fidelity Simplicity RMD 2015 Fund	.55%
Actual		$1,000.00	$1,083.30	$2.89
Hypothetical-C		$1,000.00	$1,022.43	$2.80
Fidelity Simplicity RMD 2020 Fund	.59%
Actual		$1,000.00	$1,102.30	$3.13
Hypothetical-C		$1,000.00	$1,022.23	$3.01
Fidelity Simplicity RMD 2025 Fund	.63%
Actual		$1,000.00	$1,118.40	$3.36
Hypothetical-C		$1,000.00	$1,022.03	$3.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Simplicity RMD Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unified fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance (for each fund except Simplicity RMD 2025 Fund).  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board considered that each fund's investment objective is intended to support a payment strategy designed to be administered through a complementary systematic withdrawal plan that enables shareholders to receive regular payments from the fund based on their expected required minimum distributions from certain types of retirement accounts as mandated by the Internal Revenue Service.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance. Each fund underperformed its benchmark for the one- and three-year periods ended May 31, 2020, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods. Due to the characteristics of the funds, no peer group performance information was considered by the Board. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Investment Performance (for Simplicity RMD 2025 Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. The Board considered that the charts below reflect the funds' fee structure effective June 1, 2017, as if it was in effect for the entire year, as applicable.

Fidelity Simplicity RMD 2010 Fund

Fidelity Simplicity RMD 2015 Fund

Fidelity Simplicity RMD 2020 Fund

Fidelity Simplicity RMD 2025 Fund

Fidelity Simplicity RMD Income Fund

The Board compared each fund's class-level management fee rate for the current fiscal year relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2019. The Board noted that each fund's class-level management fee rate ranks above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2019. The Board noted that each fund's unified fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees, similar to the fee structure in place for each fund prior to June 1, 2017. The Board also noted that the funds' total expense comparisons, which include the expenses of the Series Funds, facilitate better comparisons with funds and classes that use different expense structures and that, when compared to the total expenses of their load-type competitors, including acquired fund fees and expenses, all classes of the funds rank below their respective load types.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each fund, the Board considered the fund's class-level management fee rate under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unified fee arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board considered the total expense ratio of each class of each fund compared to the median total expenses for competitor funds (including expenses of underlying funds) based on competitive data for 2019. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each fund (including expenses of the Series Funds) ranked below the competitive median for 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

SRD-SANN-0321
1.9881722.103

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 23, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 23, 2021